As filed with the Securities and Exchange Commission on March 1, 1999
                                                      1933 Act File No. 33-10648
                                                      1940 Act File No. 811-4927

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ X ]
                            Pre-Effective Amendment No. ___                [   ]
                            Post-Effective Amendment No. 21                [ X ]
                                     and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 21                        [ X ]

                            EXECUTIVE INVESTORS TRUST
               (Exact name of Registrant as specified in charter)

                                 95 Wall Street
                            New York, New York 10005
             (Address of Principal Executive Offices) (Zip Code)
     (Registrant's Telephone Number, Including Area Code): (212) 858-8000

                              Ms. Concetta Durso
                          Secretary and Vice President
                           First Investors Series Fund
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)

                                   Copy to:
                             Robert J. Zutz, Esq.
                          Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, NW
                            Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)
      [ ]  immediately  upon  filing  pursuant  to  paragraph  (b)
      [ ]  on (date)pursuant to paragraph (b)
      [X]  60 days after filing pursuant to paragraph (a)(1)
      [ ]  on (date) pursuant to paragraph (a)(1)
      [ ]  75 days after filing pursuant to paragraph (a)(2)
      [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       EXECUTIVE INVESTORS TRUST

                  CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Prospectus for the Executive Investors Trust

            Statement  of  Additional  Information  for  the  Executive
            Investors Trust

            Part C of Form N-1A

            Signature Page

            Exhibits

EXECUTIVE INVESTORS TRUST
      BLUE CHIP
      HIGH YIELD
      INSURED TAX EXEMPT


      The  Securities  and Exchange  Commission  has not approved or disapproved
these  securities  or  passed  upon  the  adequacy  of  this   prospectus.   Any
representation to the contrary is a criminal offense.

                       The date of this prospectus is April ___, 1999

                                    CONTENTS

INTRODUCTION

FUND DESCRIPTIONS

      Blue Chip Fund
      High Yield Fund
      Insured Tax Exempt Fund

FUND MANAGEMENT

BUYING AND SELLING SHARES

      How and when do the Funds price their shares?
      How do I buy shares?
      How do I sell shares?
      Can I exchange my shares for the shares of other Funds?

ACCOUNT POLICIES

      What about dividends and capital gain distributions?
      What about taxes?
      How do I obtain a complete explanation of all account privileges and policies?

FINANCIAL HIGHLIGHTS

      Blue Chip Fund
      High Yield Fund
      Insured Tax Exempt Fund

                                  INTRODUCTION


Each individual Fund description in this prospectus has an "Overview" which provides a brief explanation of the Fund's objectives, its primary strategies and primary risks, how it has performed, and its fees and expenses. To help you decide which Funds may be right for you, we have included in each Overview a section offering examples of who should consider buying the Fund. Each Fund description also contains a "Fund in Detail" section with more information on strategies and risks of the Fund.

None of the Funds in this prospectus pursues a strategy of allocating its assets among stocks, bonds, and money market instruments. For most investors, a complete program should include each of these asset classes. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio and benefit when bonds and money market instruments outperform stocks. Of course, even a diversified investment program can result in a loss.

                                FUND DESCRIPTIONS

                                 BLUE CHIP FUND

                                    OVERVIEW

Objective      The Fund seeks high total investment  return  consistent with the preservation of capital.

Primary
Investment
Strategies     The  Fund  primarily  invests  in the  common  stocks  of  large, well-established companies that are included in the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index"). These are defined by the Fund as "Blue Chip" stocks. The Fund selects stocks that it believes will have earnings growth in excess of the average company in the S&P 500 Index. While the Fund attempts to diversify its investments so that its weightings in different industries are similar to those of the S&P 500 Index, it is not an index fund and therefore will not necessarily mirror the S&P
               500 Index. The Fund generally stays fully invested in stocks under all market conditions.

Primary
Risks While Blue Chip stocks are regarded as among the most conservative stocks, like all stocks they fluctuate in price in response to movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment. Fluctuations in the prices of Blue Chip stocks at times can be substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                       Who should consider buying the Blue Chip Fund?

               The Blue Chip Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

               o  Are seeking growth of capital,
               o Are willing to accept a moderate degree of market volatility, and
               o Have a long-term investment horizon and are able to ride out market cycles.

                      How has the Blue Chip Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The bar chart shows changes in the performance of the Fund's shares from year to year over the life of the Fund. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


[Bar chart of changes in performance of shares from 1991 to 1998, with the following plot points:

     1991           27.65%
     1992            4.13%
     1993            8.13%
     1994           -1.21%
     1995           35.30%
     1996           20.62%
     1997           26.58%
     1998           17.81%


During the periods shown, the highest quarterly return was ______ (for the quarter ended ______), and the lowest quarterly return was _____ (for the quarter ended _____). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for the Fund's shares compare to those of the S&P 500 Index. This table assumes that the maximum sales charge was paid. The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies. The S&P 500 Index does not take into account fees and expenses that an investor would incur in holding the securities in the S&P 500 Index. If it did so, the returns would be lower than those shown.

                                                          Inception
                        1 Year*          5 Years*        (5/17/90)

Blue Chip Fund          [     ]%         [     ]%        [     ]%
S&P 500 Index           [     ]          [     ]         [     ]
* The annual returns are based upon calendar years.

              What are the fees and expenses of the Blue Chip Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  4.75%
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

             DISTRIBUTION                   TOTAL
              AND SERVICE                ANNUAL FUND
MANAGEMENT     (12b-1)       OTHER       OPERATING     FEE        NET
  FEES (1)     FEES (2)    EXPENSES     EXPENSES(3)   WAIVER(1)  EXPENSES(3)
  --------     --------    --------     -----------   ---------  -----------

    %           %           %             %           %          %

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions the Fund's shares that are purchased without a sales charge.
(1) For the fiscal year ended December 31, 1998, the Adviser waived Management Fees in excess of _____% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of _____% for a period of twelve months commencing on _________, 1999.
(2) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                           --------   -----------   ----------   ---------

                               $           $           $            $

                               THE FUND IN DETAIL

    What are the Blue Chip Fund's objective, principal investment strategies, and risks?

OBJECTIVE: The Fund seeks high total investment return consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in common stocks of large, well-established companies that are included in the S&P 500 Index. These are defined by the Fund as "Blue Chip" stocks. The S&P 500 Index consists of both U.S. and foreign corporations.

The Fund uses fundamental research to select stocks of companies with strong balance sheets, relatively consistent records of achievement, and potential earnings growth that is greater than that of the average company included in the S&P 500 Index. The Fund attempts to stay broadly diversified and sector neutral relative to the S&P 500 Index, but it may emphasize certain industry sectors based on economic and market conditions. The Fund intends to remain relatively fully invested in stocks under all market conditions rather than attempt to time the market by maintaining large cash or fixed income securities positions when market declines are anticipated. The Fund usually will sell a stock when the reason for holding it is no longer valid, it shows deteriorating fundamentals, or it falls short of the Fund's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. In general, the greater the potential reward of an investment, the greater the risk. Here are the principal risks of owning the Blue Chip Fund:

MARKET RISK: Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. While Blue Chip stocks have historically been the least risky and most liquid stocks, like all stocks they fluctuate in value. Fluctuations of Blue Chip stocks can be sudden and substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

OTHER RISKS: While the Fund generally attempts to remain sector neutral relative to the S&P 500 Index, it is not an index fund. The Fund may hold securities other than those in the S&P 500 Index, may hold fewer securities than the index, and may have sector or industry allocations different from the index, each of which could cause the Fund to underperform the index.

YEAR 2000 RISKS: The values of securities owned by the Fund may be negatively affected by Year 2000 problems. Many computer systems are not designed to process correctly date-related information after January 1, 2000. The issuers of securities held by the Fund may incur substantial costs in ensuring that computer systems on which they rely are Year 2000 ready and may face business and legal problems if these systems are not ready. If computer systems used by exchanges, broker-dealers, and other market participants are not Year 2000 ready, valuing and trading securities could be difficult. These problems could have a negative effect on the Fund's investments and returns.

ALTERNATIVE STRATEGIES: At times the Fund may judge that market, economic or political conditions make pursuing the Fund's investment strategies inconsistent with the best interests of its shareholders. The Fund then may temporarily use alternative strategies that are mainly designed to limit the Fund's losses.

                                 HIGH YIELD FUND

                                    OVERVIEW

Objectives     The Fund  primarily  seeks high  current  income and  secondarily seeks capital appreciation.

Primary
Investment
Strategies     The  Fund  primarily  invests  in  a  diversified   portfolio  of
               high yield, below-investment grade corporate bonds (commonly known as "junk bonds"). These bonds provide a higher level of income than investment grade bonds because they have a higher risk of default. The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis.
               The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries. While the Fund invests primarily in domestic companies, it also invests in securities of issuers domiciled in foreign countries. These securities will generally be dollar-denominated and traded in the U.S. The Fund seeks to achieve capital appreciation by investing in high yield bonds with stable to improving credit conditions.

Primary
Risks There are four primary risks of investing in the Fund. First, the value of the Fund's shares could decline as a result of a deterioration of the financial condition of an issuer of bonds owned by the Fund or as a result of a default by the issuer. This is known as credit risk. High yield bonds carry higher credit risks than investment grade bonds because the companies that issue them are not as strong financially as companies with investment grade credit ratings. High yield bonds issued by foreign companies are subject to additional risks including political instability, government regulation, and differences in financial reporting standards. Second, the value of the Fund's shares could decline if the entire high yield bond market were to decline, even if none of the Fund's bond holdings were at risk of a default. The high yield market can experience sharp declines at times as the result of a deterioration in the overall economy, declines in the stock market, a change of investor tolerance for risk, or other factors. Third, high yield bonds tend to be less liquid than other bonds, which means that they are more difficult to sell. Fourth, while high yield bonds are generally less interest rate sensitive than higher quality bonds, their values generally will decline when interest rates rise. Fluctuations in the prices of high yield bonds can be substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                      Who should consider buying the High Yield Fund?

               The  High   Yield  Fund  is  most   appropriately   used  to  add
               diversification to an investment portfolio. It may be appropriate for you if you:

               o Are seeking an investment that offers a high level of current income and moderate growth potential,
               o Are willing to accept a high degree of credit risk and market volatility, and
               o Have a long-term investment horizon and are able to ride out market cycles.

                     How has the High Yield Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The bar chart shows changes in the performance of the Fund's shares for each of the last ten calendar years. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

[Bar chart of changes in performance of shares from 1989 to 1998, with the following plot points:

     1989           -1.11%
     1990          -12.51%
     1991           35.38%
     1992           16.89%
     1993           17.04%
     1994           -2.32%
     1995           19.08%
     1996           13.69%
     1997           12.03%
     1998            0.86%

During the periods shown, the highest quarterly return was ______ (for the quarter ended ______), and the lowest quarterly return was _____ (for the quarter ended _____). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for the Fund's shares compare to those of the Credit Suisse First Boston High Yield Index ("High Yield Index"). This table assumes that the maximum sales charge was paid. The High Yield Index is designed to measure the performance of the high yield bond market. The High Yield Index does not take into account fees and expenses that an investor would incur in holding the securities in the Index. If it did so, the returns would be lower than those shown.

                        1 Year*           5 Years*          10 Years*

High Yield Fund         [     ]%          [     ]%          [     ]%
High Yield Index        [     ]           [     ]           [     ]
*The annual returns are based upon calendar years.

             What are the fees and expenses of the High Yield Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  4.75%
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

               DISTRIBUTION                   TOTAL
               AND SERVICE                 ANNUAL FUND
 MANAGEMENT     (12b-1)       OTHER         OPERATING      FEE          NET
  FEES (1)      FEES(2)      EXPENSES(3)    EXPENSES      WAIVER(1)  EXPENSES(3)
  --------      --------     -----------    ---------     --------   --------

   %                %         %                %          %              %

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of the Fund's shares that are purchased without a sales charge.

(1) For the fiscal year ended December 31, 1998, the Adviser waived Management Fees in excess of _____% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of ______% for a period of twelve months commencing on ____________, 1999.
(2) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                      ONE YEAR      THREE YEARS      FIVE YEARS      TEN YEARS
                      --------      ------------     ----------      ---------

                        $              $              $                 $

                               THE FUND IN DETAIL

   What are the High Yield Fund's objectives, principal investment strategies, and risks?

OBJECTIVES:  The Fund  primarily seeks high current income and secondarily seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in a diversified portfolio of high yield, below-investment grade corporate bonds commonly known as "junk bonds" (those rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Group ("Standard & Poor's")). High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former Blue Chip companies downgraded because of financial problems, companies using debt rather than equity to fund capital investment or spending programs, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The Fund's portfolio may include zero coupon bonds and pay in kind bonds. While the Fund invests primarily in domestic companies, it also invests in securities of issuers domiciled in foreign countries. These securities will generally be dollar-denominated and traded in the U.S. The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries.

To achieve its secondary objective of capital appreciation, the Fund attempts to invest in bonds that have stable to improving credit quality that could appreciate in value because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Fund considers a variety of factors, including the issuer's managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects. The Fund will usually sell a bond when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. In general, the greater the potential reward of the investment, the greater the risk. Here are the principal risks of owning the High Yield Fund:

CREDIT RISK: This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

MARKET RISK: The entire junk bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of junk bonds by major investors, high-profile defaults, or changes in the market's psychology. This degree of volatility in the high yield market is usually associated more with stocks than bonds. The prices of high yield bonds held by the Fund could therefore decline, regardless of the financial condition of the issuers of such bonds. Markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when prices generally go down, referred to as "bear" markets.

LIQUIDITY: High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

INTEREST RATE RISK: The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines; when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

FOREIGN  ISSUERS:   Foreign  investments  involve  additional  risks,  including political instability, government regulation, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

YEAR 2000 RISKS: The values of securities owned by the Fund may be negatively affected by Year 2000 problems. Many computer systems are not designed to process correctly date-related information after January 1, 2000. The issuers of securities held by the Fund may incur substantial costs in ensuring that computer systems on which they rely are Year 2000 ready and may face business and legal problems if these systems are not ready. If computer systems used by exchanges, broker-dealers, and other market participants are not Year 2000 ready, valuing and trading securities could be difficult. These problems could have a negative effect on the Fund's investments and returns.

ALTERNATIVE STRATEGIES: At times the Fund may judge that market, economic or political conditions make pursuing the Fund's investment strategies inconsistent with the best interests of its shareholders. The Fund then may temporarily use alternative strategies that are mainly designed to limit the Fund's losses.

                             INSURED TAX EXEMPT FUND

                                    OVERVIEW

Objective      The Fund seeks a high  level of  interest  income  that is exempt from federal income tax and is not a tax preference item for purposes of the Alternative Minimum Tax ("AMT").

Primary
Investment
Strategies     The  Fund  invests  in  municipal   bonds  and  other   municipal
               securities that pay interest that is exempt from federal income tax, including the AMT. The Fund is required to invest at least
               80% of its assets in municipal bonds that are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's. The Fund invests primarily in long-term bonds with maturities of fifteen years or more. The Fund invests in variable rate and floating rate municipal notes.

Primary
Risks The most significant risk of investing in the Fund is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, municipal bonds tend to decline in price, and when interest rates fall, they tend to increase in price. In general, long-term bonds pay higher interest rates, but are more volatile in price than short- or intermediate-term bonds. When interest rates decline, the interest income received by the Fund may also decline. To a lesser degree, an investment in the Fund is subject to credit risk. This is the risk that an issuer of the bonds held by the Fund may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of the issuer. While the Fund primarily invests in municipal bonds that are insured against credit risk, the insurance does not eliminate credit risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Fund are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Fund or the Fund's share price, both of which will fluctuate. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                  Who should consider buying the Insured Tax Exempt Fund?

               The Insured Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

               o Are seeking a  conservative  investment  which  provides a high degree of credit quality,
               o Are  seeking  income that is exempt  from  federal  income tax, including the AMT,
               o Are seeking a  relatively  high level of tax exempt  income and are willing to assume a moderate degree of market volatility to achieve this goal, and
               o Have a  long-term  investment  horizon and are able to ride out market cycles.

               The Insured Tax Exempt Fund is generally not appropriate for retirement accounts or investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

                       How has the Insured Tax Exempt Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The bar chart shows changes in the performance of the Fund's shares from year to year over the life of the Fund. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

[Bar chart of changes in performance of shares from 1991 to 1998, with the following plot points:

     1991           13.20%
     1992           11.03%
     1993           15.74%
     1994           -3.95%
     1995           20.53%
     1996            4.11%
     1997           10.30%
     1998            7.39%



During the periods shown, the highest quarterly return was ______ (for the quarter ended ______), and the lowest quarterly return was _____ (for the quarter ended _____). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for the Fund's shares compare to those of the Lehman Brothers Municipal Bond Index ("Lehman Index"). This table assumes that the maximum sales charge was paid. The Lehman Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. The Lehman Index does not take into account fees and expenses that an investor would incur in holding the securities in the Lehman Index. If it did so, the returns would be lower than those shown.

                                                         Inception
                        1 Year*           5 Years*       (7/26/90)

Insured Tax Exempt Fund [     ]%          [     ]%       [     ]%
Lehman Index            [     ]           [     ]        [     ]**
*The annual returns are based upon calendar years.
**The average annual total return shown is for the period ______ - 12/31/98.

         What are the fees and expenses of the Insured Tax Exempt Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  4.75%
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

              DISTRIBUTION                   TOTAL
               AND SERVICE                 ANNUAL FUND     FEE             NET
 MANAGEMENT     (12b-1)       OTHER         OPERATING     WAIVER        EXPENSES
  FEES (1)      FEES(2)      EXPENSES       EXPENSES(3)     (1)           (3)
  --------      --------     --------      -----------   --------      --------

 [ ]%          [ ]%             [ ]           [ ]           [ ]%          [ ]%

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of the Fund's shares that are purchased without a sales charge.

(1) For the fiscal year ended December 31, 1998, the Adviser waived Management Fees in excess of _____. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of _____% for a period of twelve months commencing on _____.
(2) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                        ONE YEAR   THREE YEARS    FIVE YEARS      TEN YEARS

                          [   ]       [   ]          [   ]          [   ]

                               THE FUND IN DETAIL

     What are the Insured Tax Exempt Fund's objective, principal investment strategies, and risks?

OBJECTIVE:  The Fund seeks a high level of  interest  income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the AMT. Municipal securities, include private activity bonds, industrial development bonds, certificates of participation, municipal notes, municipal commercial paper, variable rate demand notes, and floating rate demand notes. Municipal bonds and municipal securities are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating on bonds of a particular state or municipality.

All municipal bonds in which the Fund invests are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized rating organization, such as Moody's, Standard & Poor's and Fitch IBCA. The Fund may purchase bonds and other municipal securities which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Fund. While every municipal bond purchased by the Fund must be insured, the Fund is allowed to invest up to 20% of its assets in securities that are not insured. In general, the non-insured securities held by the Fund are limited to municipal commercial paper and other short-term investments. In any event, as described below, the insurance does not guarantee the market values of the bonds held by the Fund or the Fund's share price.

The Fund follows the strategy of investing in long-term municipal bonds, which are generally more volatile in price but offer more yield than short- or intermediate-term bonds. The Fund generally purchases bonds with maturities of fifteen years or more. The Fund adjusts the duration of its portfolio based upon its outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond but also the time value of money that will be received from the bond over its life. The Fund will generally adjust the duration of its portfolio by buying or selling municipal securities, including zero coupon bonds. For example, if the Fund believes that interest rates are likely to rise, it will generally attempt to reduce its duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

The Fund invests in variable rate and floating rate municipal notes. These securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

In selecting investments, the Fund considers maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment or it falls short of the portfolio manager's expectations. The Fund will not necessarily sell an investment if its rating is reduced or there is a default by the issuer. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. In general, the greater the potential reward of an investment, the greater the risk. Here are the principal risks of owning the Insured Tax Exempt Fund:

INTEREST RATE RISK: The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline; when interest rates decline, the market values of municipal securities increase. The price volatility of municipal securities also depends on their maturities and durations. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. To compensate investors for this higher risk, municipal securities with longer maturities and durations generally offer higher yields than municipal securities with shorter maturities and durations.

Interest rate risk also includes the risk that the yields received by the Fund on some of its investments will decline as interest rates decline. The Fund buys investments with fixed maturities as well as investments that give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Fund will have to reinvest the proceeds in investments offering lower yields. The Fund also invests in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

CREDIT RISK: This is the risk that an issuer of bonds will be unable to pay interest or principal when due. Although all of the municipal bonds purchased by the Fund are insured as to scheduled payments of interest and principal, the insurance does not eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds and up to 20% of the Fund's assets may be invested in securities that are not insured. It is also important to note that, although insurance may increase the credit safety of investments held by the Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly. It is also important to emphasize that the insurance does not protect against fluctuations in the market value of the municipal bonds owned by the Fund or the share price of the Fund.

MARKET RISK: The Fund is subject to market risk. Bond prices in general may decline over short or even extended periods primarily due to changes in interest rates and the credit conditions of the issuers. This is another way of describing interest rate risk and credit risk. However, market prices also fluctuate with the forces of supply and demand. Municipal bonds may decline in value even if the overall market is doing well. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

CONCENTRATION RISK: While the Fund diversifies its assets among municipal issuers in different states, municipalities and territories, from time to time it may invest more than 25% of its total assets in a particular segment of the municipal bond market, such as hospital revenue bonds, housing agency bonds, industrial development bonds, airport bonds or electric utility bonds. Such a possible concentration of the assets of the Fund could result in the Fund being invested in securities which are related in such a way that economic, business, political or other developments which would affect one security would probably likewise affect the other securities within that particular segment of the bond market. This risk is mitigated by the fact that at least 80% of the Fund's municipal investments must be insured.

TAX RISK: This is the risk that some or all of the interest income that the Fund receives might become taxable or be determined by the Internal Revenue Service (or the applicable state tax authorities) to be taxable. See the discussion on "What about taxes?"

YEAR 2000 RISKS: The values of securities owned by the Fund may be negatively affected by Year 2000 problems. Many computer systems are not designed to process correctly date-related information after January 1, 2000. The issuers of securities held by the Fund may incur substantial costs in ensuring that computer systems on which they rely are Year 2000 ready and may face business and legal problems if these systems are not ready. If computer systems used by exchanges, broker-dealers, and other market participants are not Year 2000 ready, valuing and trading securities could be difficult. These problems could have a negative effect on the Fund's investments and returns.

ALTERNATIVE STRATEGIES: At times the Fund may judge that market, economic or political conditions make pursuing the Fund's investment strategies inconsistent with the best interests of its shareholders. The Fund then may temporarily use alternative strategies that are mainly designed to limit the Fund's losses.

                                 FUND MANAGEMENT

Executive Investors Management Company, Inc. ("EIMCO") is the investment adviser to the Trust. Its address is 95 Wall Street, New York, NY 10005. It currently is investment adviser to 3 mutual funds or series of funds with total net assets of approximately $_____ million. EIMCO supervises all aspects of the Funds' operations and determines the Funds' portfolio transactions. For the fiscal year ended December 31, 1998, EIMCO received advisory fees as follows: [ %] of average daily net assets, net of waiver, for Blue Chip Fund; [ %] of average daily net assets, net of waiver, for High Yield Fund; and [ %] of average daily net assets, net of waiver, for Tax Exempt Fund.

Dennis T. Fitzpatrick serves as Portfolio Manager of the Blue Chip Fund. Mr. Fitzpatrick also serves as Portfolio Manager of certain funds that are managed by an affiliated investment adviser First Investors Management Company, Inc. ("FIMCO") ("First Investors Funds"). Mr. Fitzpatrick has been a member of FIMCO's and EIMCO's investment management team since 1995. During 1995, Mr. Fitzpatrick was a Regional Surety Manager at United States Fidelity & Guaranty Co. From 1988 to 1995, he was Northeast Surety Manager at American International Group.

George V. Ganter serves as Portfolio Manager of the High Yield Fund. Mr. Ganter also serves as Portfolio Manager of certain First Investors Funds. Mr. Ganter joined FIMCO and
EIMCO in 1985 as a Senior Investment Analyst.

Clark D. Wagner serves as Portfolio Manager of the Insured Tax Exempt Fund. Mr. Wagner also serves as Portfolio Manager of certain First Investors Funds. Mr. Wagner has been Chief Investment Officer of FIMCO and EIMCO since 1992.

In addition to the investment risks of the Year 2000 which are discussed above, the ability of EIMCO and its affiliates to price the Fund's shares, process purchase and redemption orders, and render other services could be adversely affected if the computers or other systems on which they rely are not properly programmed to operate after January 1, 2000. Additionally, because the services provided by EIMCO and its affiliates depend on the interaction of their computer systems with the computer systems of brokers, information services and other parties, any failure on the part of such third party computer systems to deal with the Year 2000 may have a negative effect on the services provided to the Fund. EIMCO and its affiliates are taking steps that they believe are reasonably designed to address the Year 2000 problem for computer and other systems used by them and are obtaining assurances that comparable steps are being taken by the Fund's other service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. Nor can the Fund estimate the extent of any impact.

                            BUYING AND SELLING SHARES

                  How and when do the Funds price their shares?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Standard Time ("E.S.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

In valuing its assets, each Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees of the Funds.

                              How do I buy shares?

You may buy shares of each Fund through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we offer automatic investment plans that allow you to open a Fund account with as little as $50. You also may open certain retirement plan accounts with as little as $500 even without an automatic investment plan. Subsequent investments may be made in any amount.

If we receive your application or order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. office by 5 p.m., E.S.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

You can arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Shares of a Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

Your investment              Sales Charge as a Percentage of
                             -------------------------------
                      offering price        net amount invested

Less than $100,000        4.75%                    4.99%
$100,000-$249,999         3.90                     4.06
$250,000-$499,999         2.90                     2.99
$500,000-$999,999         2.40                     2.46
$1,000,000 or more        0*                       0*

*If you invest $1,000,000 or more, you will not pay a sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a contingent deferred sales charge ("CDSC") of 1.00%.

Sales  charges  may be reduced or waived  under  certain  circumstances  and for
certain   groups.   Consult   your   Representative   or  call  us  directly  at
1-800-423-4026 for details.

Each Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each Fund pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to .50%. No more than .25% of these payments may be for service fees. These fees are paid monthly in arrears. Because the Funds pay Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

FOR ACTUAL PAST EXPENSES OF EACH FUND, SEE THE APPROPRIATE SECTIONS IN THIS PROSPECTUS ENTITLED "WHAT ARE THE FEES AND EXPENSES OF THE FUND?"

                                   How do I sell shares?

You may redeem your Fund shares on any day a Fund is open for business by:

     o Contacting your Representative who will place a redemption order for you;

     o Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, NJ 07095-1198;

     o Telephoning the Special Services Department of ADM at 1-800-342-6221 (if you have elected to have telephone privileges); or

     o Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared. This may take up to 15 days from the date of your purchase. You may not redeem shares by telephone or Electronic Fund Transfer unless you have owned the shares for at least 15 days.

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

             Can I exchange my shares for the shares of other Funds?

You may exchange shares of a Fund for shares of other Executive Investors Funds without paying any additional sales charge. You may also exchange shares of a Fund for Class A shares of the First Investors Funds without paying any additional sales charge; provided that, you held your shares for at least one year from their date of purchase or acquired your shares through an exchange from Class A shares of a First Investors Fund. You can only exchange within the same class of shares (i.e., Class A to Class A). Consult your Representative or call ADM at 1-800-423-4026 for details.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

                                ACCOUNT POLICIES

              What about dividends and capital gain distributions?

The Blue Chip Fund will declare and pay dividends from its net investment income on a quarterly basis. The High Yield Fund and Insured Tax Exempt Fund will declare daily, and pay on a monthly basis, dividends from their net investment income. Each Fund will declare and distribute any net realized capital gains on an annual basis, usually after the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

To be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution. You may choose to reinvest all dividends and other distributions at NAV in additional shares of the distributing Fund or Class A shares of certain First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of the distributing Fund. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in the distributing Fund. If any correspondence sent by a Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in shares of the distributing Fund. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on shares will only be paid in additional shares of the distributing Fund if the total amount of the distribution is under $5 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

                                What about taxes?

Any income dividends and net short term capital gain distributions paid by the Blue Chip Fund or High Yield Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax- deferred account. Such dividends and distributions are taxable to you as ordinary income. The Insured Tax Exempt Fund may make distributions, called "exempt-interest dividends," that are exempt from federal income taxes. Capital gain distributions (essentially, distributions of net long-term capital gains) by a Fund are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

              How do I obtain a complete explanation of all account
                            privileges and policies?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans (except for the Insured Tax Exempt Fund), systematic investment programs, automatic payroll investment programs, telephone privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in the First Investors Shareholder Manual, which you may obtain on request. The Funds are deemed to be part of the First Investors Family of Funds for purposes of the policies and procedures that are described in the Shareholder Manual, except those that pertain to sales charges and classes of shares. First Investors Funds have different sales charges and classes of shares. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, are included in the SAI, which is available upon request.

---------------------------- ------------------------------------------------------------------------------------------------------
                                                                        PER SHARE DATA
                             ------------------------------------------------------------------------------------------------------

                                                                                              LESS DISTRIBUTIONS FROM
                                                    INCOME FROM INVESTMENT OPERATIONS


                                                           NET REALIZED AND
                                                            UNREALIZED GAIN
                                   NET ASSET         NET        (LOSS) ON       TOTAL FROM NET
                                     VALUE       INVESTMENT   INVESTMENTS        INVESTMENT      INVESTMENT     NET        TOTAL
                                 BEGINNING OF      INCOME                        OPERATIONS        INCOME    REALIZED  DISTRIBUTIONS
                                     PERIOD                                                                    GAIN

------------------------------------------------------------------------------------------------------------------------------------

BLUE CHIP FUND
1/1/94 - 12/31/94. . . . .           $14.07         $.24           $(.41)             $(.17)        $.22         $.93        $1.15
1/1/95 - 12/31/95. . . . .            12.75          .30            4.30               4.60          .29          .74         1.03
1/1/96 - 12/31/96. . . . .            16.32          .22            3.13               3.35          .24         1.07         1.31
1/1/97 - 12/31/97. . . . .            18.36          .19            4.68               4.87          .19         1.36         1.55
1/1/98 - 12/31/98. . . . .

HIGH YIELD FUND
1/1/94 - 12/31/94. . . . .            $7.89         $.70           $(.87)             $(.17)        $.74           $--        $.74
1/1/95 - 12/31/95. . . . .             6.98          .70             .58               1.28          .67            --         .67
1/1/96 - 12/31/96. . . . .             7.59          .72             .28               1.00          .70            --         .70
1/1/97 - 12/31/97. . . . .             7.89          .68             .23                .91          .70            --         .70
1/1/98 - 12/31/98. . . . .


INSURED TAX EXEMPT FUND
1/1/94 - 12/31/94. . . . .           $13.77         $.68          $(1.23)             $(.55)        $.69           $--        $.69
1/1/95 - 12/31/95. . . . .            12.53          .72            1.80               2.52          .73          .28         1.01
1/1/96 - 12/31/96. . . . .            14.04          .66            (.10)               .56          .67          .11          .78
1/1/97 - 12/31/97. . . . .            13.82          .67             .71               1.38          .67          .12          .79
1/1/98 - 12/31/98. . . . .



------------------
(a)   Annualized
*     Commencement of operations
**    Calculated without sales charges
+     Some or all expenses have been waived or assumed from commencement of operations through December 31, 1997.



 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                 RATIOS / SUPPLEMENTAL DATA
                                                                   -----------------------------------------------------------------



                                                                                  Ratio to Average Net Assets
                                                                                   Before Expenses Waived or
                                                         Ratio to Average                   Assumed
                                                           Net Assets +

                                       Net Assets                       Net                           Net
        Net Asset                          End of                    Investment                   Invest-ment
            Value           Total          Period                     Income (%)                    Income (%)     Portfolio
              End        Return**             (in       Expenses                        Expenses                    Turnover
        of Period             (%)       thousands)           (%)                             (%)                    Rate (%)
------------------ ---------------- ---------- -------------------- ------------- --------------- ------------- -------------

           $12.75       (1.21)         $1,041          .50             1.82              2.54         (.22)          89
            16.32       36.30           1,427          .50             1.99              2.20          .29           33
            18.36       20.62           2,160          .75             1.33              2.28         (.20)          50
            21.68       26.58           3,727          .75              .92              2.03         (.36)         163



            $6.98       (2.32)        $15,142         1.33             9.45              1.88         8.90           53
             7.59       19.08          15,672         1.35             9.52              1.90         8.97           69
             7.89       13.69          16,773         1.22             9.38              1.82         8.78           27
             8.10       12.03          19,234         1.22             8.68              1.82         8.08           49



           $12.53       (3.95)        $10,363          .50             5.39              1.80         4.09          215
            14.04       20.53          13,342          .50             5.35              1.74         4.11          147
            13.82        4.11          15,408          .75             4.85              1.71         3.89          116
            14.41       10.30          16,193          .75             4.80              1.71         3.84          126







                                                                            Average            Average Monthly
                                                                            Monthly            Number of Shares           Average
                                                                        Amount of Debt           Outstanding             Amount of
                                                   Amount                 Outstanding         During the Period           Debt Per
                                                   of Debt             During the Period                                Share During
                                             Outstanding at End                                                          the Period
                                                  of Period
------------------------------------------- ---------------------- --- ------------------ --- ------------------- ---- -------------

INSURED TAX EXEMPT FUND
1/1/94 - 12/31/94. . . . . . .                       $--                     $--                    771,907                $--
1/1/95 - 12/31/95. . . . . . .                        --                    73,200                  879,202                0.08
1/1/96 - 12/31/96. . . . . . .                        --                     4,009                 1,081,638                --
1/1/97 - 12/31/97. . . . . . .                        --                     5,188                 1,118,164                --
1/1/98 - 12/31/98. . . . . . .

*Commencement of operations

EXECUTIVE INVESTORS TRUST
      BLUE CHIP
      HIGH YIELD
      INSURED TAX EXEMPT

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL: The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Funds by contacting the Funds at:

Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198
Telephone:  1-800-423-4026

You can review and copy information about the Funds for a fee (including the Funds' reports, Shareholder Manual and SAI) at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. You can also send your request and a duplicating fee to the Public Reference Room of the SEC, Washington, DC 20549-6009. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. Text-only versions of Fund documents can be viewed online or downloaded from the SEC's Internet website at http://www.sec.gov.

                                         (Investment   Company   Act   File  No.
                                         811-4927 Executive Investors Trust)

EXECUTIVE INVESTORS TRUST
      BLUE CHIP FUND
      HIGH YIELD FUND
      INSURED TAX EXEMPT FUND
95 Wall Street
New York, New York  10005                                       1-800-423-4026

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL __, 1999

    This is a Statement of Additional Information ("SAI") for Executive Investors Trust ("Trust"), an open-end diversified management investment company. The Trust offers three separate series, each of which has different investment objectives and policies: BLUE CHIP FUND, HIGH YIELD FUND and INSURED TAX EXEMPT FUND (each a "Fund").

    This SAI is not a prospectus. It should be read in conjunction with the Funds' Prospectus dated April __, 1999 which may be obtained free of cost from the Trust at the address or telephone number noted above. Information regarding the purchase, redemption, sale and exchange of your Fund shares is contained in the Shareholder Manual, a separate section of the SAI that is a distinct document and may also be obtained free of charge by contacting your Fund at the address or telephone number noted above.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

Investment Strategies and Risks..............................................2
Investment Policies..........................................................5
Futures and Options Strategies..............................................14
Portfolio Turnover..........................................................20
Investment Restrictions.....................................................20
Trustees And Officers.......................................................24
Management..................................................................26
Underwriter.................................................................27
Distribution Plans..........................................................28
Determination of Net Asset Value............................................29
Allocation of Portfolio Brokerage...........................................30
Purchase, Redemption and Exchange of Shares.................................31
Taxes.......................................................................32
Performance Information.....................................................34
General Information.........................................................39
Appendix A .................................................................41
Appendix B .................................................................42
Appendix C .................................................................42
Financial Statements..........................................................
Shareholder Manual: A Guide to your First Investors Mutual Fund Account.......

                         INVESTMENT STRATEGIES AND RISKS

BLUE CHIP FUND

      The Fund seeks its objective by investing, under normal market conditions, at least 65% of its total assets in common stocks of "Blue Chip" companies that the Fund's investment adviser, Executive Investors Management Company, Inc. ("EIMCO" or "Adviser"), believes have potential earnings growth that is greater than the average company included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The Fund also may invest up to 35% of its total assets in the equity securities of non-Blue Chip companies that the Adviser believes have significant potential for growth of capital or future income consistent with the preservation of capital. When market conditions warrant, or when the Adviser believes it is necessary to achieve the Fund's objective, the Fund may invest up to 25% of its total assets in fixed-income securities. It is the Fund's policy to remain relatively fully invested in equity securities under all market conditions rather than to attempt to time the market by maintaining large cash or fixed-income securities positions when market declines are anticipated. The Fund is appropriate for investors who are comfortable with a fully invested stock portfolio.

      The Fund defines Blue Chip companies as those companies that are included in the S&P 500. Blue Chip companies are considered to be of relatively high quality and generally exhibit superior fundamental characteristics, which may include: potential for consistent earnings growth, a history of profitability and payment of dividends, leadership position in their industries and markets, proprietary products or services, experienced management, high return on equity and a strong balance sheet. Blue Chip companies usually exhibit less investment risk and share price volatility than smaller, less established companies. Examples of Blue Chip companies are Microsoft Corp., General Electric Co., Pepsico Inc. and Bristol-Myers Squibb Co.

      The Fund primarily invests in stocks of growth companies. These are companies which are expected to increase their earnings faster than the overall market. If earnings expectations are not met, the prices of these stocks may decline substantially even if earnings do increase. Investments in growth companies may lack the dividend yield that can cushion stock prices in market downturns.

      The fixed-income securities in which the Fund may invest include money market instruments (including prime commercial paper, certificates of deposit of domestic branches of U.S. banks and bankers' acceptances), U.S. Government Obligations (including mortgage-backed securities) and corporate debt securities. However, no more than 5% of the Fund's net assets may be invested in corporate debt securities rated below Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P"). The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. The Fund may also invest up to 10% of its total assets in ADRs, enter into repurchase agreements and make loans of portfolio securities.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

HIGH YIELD FUND

      The Fund primarily seeks high current income and secondarily seeks capital appreciation by investing, under normal market conditions, at least 65% of its total assets in high risk, high yield securities, commonly referred to as "junk bonds" ("High Yield Securities"). High Yield Securities include the following instruments: fixed, variable or floating rate debt obligations (including bonds, debentures and notes) which are rated below Baa by Moody's or below BBB by S&P, or are unrated and deemed to be of comparable quality by the Fund's Adviser; preferred stocks and dividend-paying common stocks that have yields comparable to those of high yielding debt securities; any of the foregoing securities of companies that are financially troubled, in default or undergoing bankruptcy or reorganization ("Deep Discount Securities"); and any securities convertible into any of the foregoing. See "High Yield Securities" and "Deep Discount Securities," below.

      The Fund may invest in debt securities issued by foreign governments and companies and in foreign currencies for the purpose of purchasing such securities. However, the Fund may not invest more than 5% of its total assets in debt securities issued by foreign governments and companies that are denominated in foreign currencies. The Fund may invest up to 5% of its total assets in debt securities of issuers located in emerging market countries. The Fund also may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets, invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis, invest up to 15% of its net assets in restricted securities (which may not be publicly marketable), and invest in zero coupon and pay-in-kind securities. In addition, the Fund may make loans of portfolio securities.

      The Fund may invest up to 35% of its total assets in the following instruments: common and preferred stocks, other than those considered to be High Yield Securities; debt obligations of all types (including bonds, debentures and notes) rated A or better by Moody's or S&P; securities issued by the U.S. Government or its agencies or instrumentalities ("U.S. Government Obligations"); warrants and money market instruments consisting of prime commercial paper, certificates of deposit of domestic branches of U.S.
banks, bankers' acceptances and repurchase agreements.

      In any period of market weakness or of uncertain market or economic conditions, the Fund may establish a temporary defensive position to preserve capital by having all or part of its assets invested in short-term fixed income securities or retained in cash or cash equivalents, including bank certificates of deposit, bankers' acceptances, U.S. Government Obligations and commercial paper issued by domestic corporations.

      The medium- to lower-rated, and certain of the unrated, securities in which the Fund invests tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not be as strong as that of other issuers. Debt obligations rated lower than A by Moody's or S&P have speculative characteristics or are speculative, and generally involve more risk of loss of principal and income than higher-rated securities. Also, their yields and market values tend to fluctuate more than those of higher quality securities. The greater risks and fluctuations in yield and value occur because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. These risks cannot be eliminated, but may be reduced by diversifying holdings to minimize the portfolio impact of any single investment. In addition, fluctuations in market value do not affect the cash income from the securities, but are reflected in the computation of the Fund's net asset value. When interest rates rise, the net asset value of the Fund tends to decrease. When interest rates decline, the net asset value of the Fund tends to increase.

      Variable or floating rate debt obligations in which the Fund may invest periodically adjust their interest rates to reflect changing economic conditions. Thus, changing economic conditions specified by the terms of the security would serve to change the interest rate and the return offered to the investor. This reduces the effect of changing market conditions on the security's underlying market value.

      A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. Although the Fund invests primarily in High Yield Securities, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding period for Federal income tax purposes, or to seek capital appreciation.

      Because of the greater number of investment considerations involved in investing in High Yield Securities, the achievement of the Fund's investment objectives depends more on the Adviser's research abilities than would be the case if the Fund were investing primarily in securities in the higher rated categories. Because medium- to lower-rated securities generally involve greater risks of loss of income and principal than higher-rated securities, investors should consider carefully the relative risks associated with investments in securities that carry medium to lower ratings or are unrated. See "Types of Securities and Their Risks-High Yield Securities" and Appendix A for a description of corporate bond ratings.

      The Fund seeks to achieve its secondary objective to the extent consistent with its primary objective. There can be no assurance that the Fund will be able to achieve its investment objectives. The Fund's net asset value fluctuates based mainly upon changes in the value of its portfolio securities.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

INSURED TAX EXEMPT FUND

    The Fund seeks to achieve its objective by investing at least 80% of its total assets in municipal bonds issued by or on behalf of various states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("Tax Preference Item"). The Fund also may invest up to 20% of its total assets in certificates of participation, municipal notes, municipal commercial paper and variable rate demand instruments (collectively with municipal bonds, "Municipal Instruments"). The Fund generally invests in bonds with maturities of over fifteen years. See "Municipal Instruments," below.

    The Fund may make loans of portfolio securities and invest in zero coupon municipal securities. The Fund may invest up to 25% of its net assets in securities on a "when issued" basis, which involves an arrangement whereby delivery of, and payment for, the instruments occur up to 45 days after the agreement to purchase the instruments is made by a Fund. The Fund also may invest up to 20% of its assets, on a temporary basis, in high quality fixed income obligations, the interest on which is subject to Federal and state or local income taxes. In addition, the Fund may invest up to 10% of its total assets in municipal obligations on which the rate of interest varies inversely with interest rates on other municipal obligations or an index (commonly referred to as inverse floaters). The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. See "Investment Policies," below.

    Although the Fund generally invests in municipal bonds rated Baa or higher by Moody's or BBB or higher by S&P, the Fund may invest up to 5% of its net assets in lower rated municipal bonds or in unrated municipal bonds deemed to be of comparable quality by the Adviser. See "Debt Securities," below. However, in each instance such municipal bonds will be covered by the insurance feature and thus are considered to be of higher quality than lower rated municipal bonds without an insurance feature. See "Insurance" for a discussion of the insurance feature. The Adviser will carefully evaluate on a case-by-case basis whether to dispose of or retain a municipal bond which has been downgraded in rating subsequent to its purchase by a Fund. A description of municipal bond ratings is contained in Appendix A.

    Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

                               INVESTMENT POLICIES

    AMERICAN DEPOSITORY RECEIPTS. American Depository Receipts ("ADRs") may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.

    BANKERS' ACCEPTANCES. Each Fund may invest in bankers' acceptances. Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

    BOND MARKET CONCENTRATION. INSURED TAX EXEMPT FUND may invest more than 25% of its total assets in a particular segment of the bond market, such as hospital revenue bonds, housing agency bonds, industrial development bonds, airport bonds and university dormitory bonds. Such concentration may occur in periods when one or more of these segments offer higher yields and/or profit potential. The Fund has no fixed policy as to concentrating its investments in a particular segment of the bond market, because bonds are selected for investment based on appraisal of their individual value and income. This possible concentration of the assets of the Fund may result in the Fund being invested in securities which are related in such a way that economic, business, political developments or other changes which would affect one security would probably likewise affect the other securities within that particular segment of the bond market. Such concentration of the Fund's investments could increase market risks, but risk of non-payment of interest when due, or default of principal, are covered by the insurance obtained by the Fund.

    CERTIFICATES OF DEPOSIT. Each Fund may invest in bank certificates of deposit ("CDs") subject to the restrictions set forth in the Prospectus. The Federal Deposit Insurance Corporation is an agency of the U.S. Government which insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current Federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $100,000 per insured bank or savings and loan association.

    CERTIFICATES OF PARTICIPATION. The Trust's Board of Trustees ("Board") has established guidelines for determining the liquidity of the certificates of participation ("COPs") in the Funds' portfolios and, subject to its review, has delegated that responsibility to the Adviser. Under these guidelines, the Adviser will consider (1) the frequency of trades and quotes for the security,
(2) the number of dealers willing to purchase or sell the security and the number of other potential buyers, (3) the willingness of dealers to undertake to make a market in the security, (4) the nature of the marketplace, namely, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer, (5) the coverage of the obligation by new issue insurance, (6) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Fund, and (7) for unrated COPs, the COPs' credit status analyzed by the Adviser according to the factors reviewed by rating agencies.

    CONVERTIBLE SECURITIES. BLUE CHIP FUND and HIGH YIELD FUND may invest in convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Adviser will decide to invest based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, the evaluation of the relative attractiveness of the current price of the underlying common stock and the judgment of the value of the convertible security relative to the common stock at current prices.

    DETACHABLE CALL OPTIONS. INSURED TAX EXEMPT FUND may invest in detachable call options. Detachable call options are sold by issuers of municipal bonds separately from the municipal bonds to which the call options relate and permit the purchasers of the call options to acquire the municipal bonds at the call prices and call dates. In the event that interest rates drop, the purchaser could exercise the call option to acquire municipal bonds that yield above-market rates. During the coming year, the Fund expects to acquire detachable call options relating to municipal bonds that it already owns or will acquire in the immediate future and thereby, in effect, make such municipal bonds non-callable so long as the Fund continues to hold the detachable call option. The Fund will consider detachable call options to be illiquid securities and they will be treated as such for purposes of certain investment limitation calculations.

    FOREIGN GOVERNMENT OBLIGATIONS. HIGH YIELD FUND may invest in foreign government obligations, which generally consist of obligations supported by national, state or provincial governments or similar political subdivisions. Investments in foreign government debt obligations involve special risks. The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and the Fund may have
limited  legal  resources  in  the  event  of  default.   Political  conditions,
especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.

    FOREIGN  SECURITIES--RISK  FACTORS.  HIGH  YIELD  FUNd may  sell a  security denominated in a foreign currency and retain the proceeds in that foreign currency to use at a future date (to purchase other securities denominated in that currency) or the Fund may buy foreign currency outright to purchase securities denominated in that foreign currency at a future date. Investing in foreign securities involves more risk than investing in securities of U.S.
companies. Because HIGH YIELD FUND currently does not intend to hedge its foreign investments against the risk of foreign currency fluctuations, changes in the value of these currencies can significantly affect the Fund's share price. In addition, the Fund will be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of the HIGH YIELD FUND held in foreign countries.

      HIGH YIELD SECURITIES. High Yield Securities are subject to certain risks that may not be present with investments in higher grade debt securities.

            EFFECT OF INTEREST RATE AND ECONOMIC CHANGES. Debt obligations rated lower than Baa by Moody's or BBB by S&P, commonly referred to as "junk bonds," are speculative and generally involved a higher risk or loss of principal and income than higher-rated debt securities. The prices of High Yield Securities tend to be less sensitive to interest rate changes than higher-rated investments, but may be more sensitive to adverse economic changes or individual corporate developments. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities and thus in the Fund's net asset value. A significant economic downturn or a substantial period of rising interest rates could severely affect the market for High Yield Securities. In these circumstances, highly leveraged companies might have greater difficulty in making principal and interest payments, meeting projected business goals and obtaining additional financing. Thus, there could be higher incidence of default. This would affect the value of such securities and thus the Fund's net asset value. Further, if the issuer of a security owned by the Fund defaults, it might incur additional expenses to seek recovery.

            Generally, when interest rates rise, the value of fixed rate debt obligations, including High Yield Securities, tends to decrease; when interest rates fall, the value of fixed rate debt obligations tends to increase. If an issuer of a High Yield Security containing a redemption or call provision exercised either provision in a declining interest rate market, the fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if the Fund experience unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for the Fund. While it is impossible to protect entirely against this risk, diversification of the Fund's portfolio and the Adviser's careful analysis of prospective portfolio securities helps to minimize the impact of a decrease in value of a particular security or group of securities in the Fund's portfolio.

            THE HIGH YIELD SECURITIES MARKET. The market for below investment grade bonds expanded rapidly in recent years and its growth paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income streams that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines in the below investment grade market will not reoccur. The market for below investment grade bonds generally is thinner and less active than that for higher quality bonds, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

            CREDIT RATINGS. The credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities. Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security's market value. The Fund may invest in securities rated as low as D by S&P or C by Moody's or, if unrated, deemed to be of comparable quality by the Adviser. Debt obligations with these ratings either have defaulted or are in great danger of defaulting and are considered to be highly speculative. See "Deep Discount Securities." The Adviser continually monitors the investments in the Fund's portfolio and carefully evaluates whether to dispose of or retain High Yield Securities whose credit ratings have changed. See Appendix A for a description of corporate bond ratings.

            LIQUIDITY AND VALUATION. Lower-rated bonds are typically traded among a smaller number of broker-dealers than in a broad secondary market.

Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the second market. To the extent that no established retail secondary market exists, many High Yield Securities may not be as liquid as higher-grade bonds. A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more volatile valuations of a Fund's holdings and more difficulty in executing trades at favorable prices during unsettled market conditions.

            The ability of the Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the responsibility of the Fund's Board of Directors to value High Yield Securities become more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may adversely affect the public's perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

    INSURANCE. The municipal bonds in INSURED TAX EXEMPT FUND'S portfolio will be insured as to their scheduled payments of principal and interest at the time of purchase either (1) under a Mutual Fund Insurance Policy written by an independent insurance company; (2) under an insurance policy obtained subsequent to a municipal bond's original issue (a "Secondary Market Insurance Policy"); or
(3) under an insurance policy obtained by the issuer or underwriter of such municipal bond at the time of original issuance (a "New Issue Insurance Policy"). An insured municipal bond in the Fund's portfolio typically will be covered by only one of the three policies. For instance, if a municipal bond is already covered by a New Issue Insurance Policy or a Secondary Market Insurance Policy, then that security will not be additionally insured under the Mutual Fund Insurance Policy.

    The Trust has purchased a Mutual Fund Insurance Policy ("Policy") from AMBAC Assurance Corporation ("AMBAC"), a Wisconsin stock insurance company, with its principal executive offices in New York City. The Policy guarantees the payment of principal and interest on municipal bonds purchased by the Fund which are eligible for insurance under the Policy. Municipal bonds are eligible for insurance if they are approved by AMBAC prior to their purchase by the Fund. AMBAC furnished the Fund with an approved list of municipal bonds at the time the Policy was issued and subsequently provides amended and modified lists of this type at periodic intervals. AMBAC may withdraw particular securities from the approved list and may limit the aggregate amount of each issue or category of municipal bonds therein, in each case by notice to the Fund prior to the entry by the Fund of an order to purchase a specific amount of a particular security otherwise eligible for insurance under the Policy. The approved list merely identifies issuers whose issues may be eligible for insurance and does not constitute approval of, or a commitment by, AMBAC to insure such securities. In determining eligibility for insurance, AMBAC has applied its own standards which correspond generally to the standard it normally uses in establishing the insurability of new issues of municipal bonds and which are not necessarily the criteria which would be used in regard to the purchase of municipal bonds by the Fund. The Policy does not insure: (1) obligations of, or securities guaranteed by, the United States of America or any agency or instrumentality thereof; (2) municipal bonds which were insured as to payment of principal and interest at the time of their issuance; (3) municipal bonds purchased by the Fund at a time when they were ineligible for insurance; (4) municipal bonds which are insured by insurers other than AMBAC; and (5) municipal bonds which are no longer owned by the Fund. AMBAC has reserved the right at any time, upon 90 days' prior written notice to the Fund, to refuse to insure any additional municipal bonds purchased by the Fund, on or after the effective date of such notice. If AMBAC so notifies the Fund, the Fund will attempt to replace AMBAC with another insurer. If another insurer cannot be found to replace AMBAC, the Fund may ask its shareholders to approve continuation of its business without insurance.

    In the event of nonpayment of interest or principal when due, in respect of an insured municipal bond, AMBAC is obligated under the Policy to make such payment not later than 30 days after it has been notified by the Fund that such nonpayment has occurred (but not earlier than the date such payment is due). AMBAC, as regards insurance payments it may make, will succeed to the rights of the Fund. Under the Policy, a payment of principal on an insured municipal bond is due for payment when the stated maturity date has been reached, which does not include any earlier due date by reason of redemption, acceleration or other advancement of maturity or extension or delay in payment by reason of governmental action.

    The Policy does not guarantee the market value or yield of the insured municipal bonds or the net asset value or yield of the Fund's shares. The Policy will be effective only as to insured municipal bonds owned by the Fund. In the event of a sale by the Fund of a municipal bond insured under the Policy, the insurance terminates as to such municipal bond on the date of sale. If an insured municipal bond in default is sold by the Fund, AMBAC is liable only for those payments of interest and principal which are then due and owing and, after making such payments, AMBAC will have no further obligations to the Fund in respect of such municipal bond. It is the intention of the Fund, however, to retain any insured securities which are in default or in significant risk of default and to place a value on the defaulted securities equal to the value of similar insured securities which are not in default. While a defaulted bond is held by the Fund, the Fund continues to pay the insurance premium thereon but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the municipal bond comes due. See "Determination of Net Asset Value" for a more complete description of the Fund's method of valuing securities in default and securities which have a significant risk of default.

    The Trust may purchase a Secondary Market Insurance Policy from an independent insurance company rated in the top rating category by S&P, Moody's, Fitch IBCA, Inc. ("Fitch") or any other nationally recognized statistical rating organization which insures a particular bond for the remainder of its term at a premium rate fixed at the time such bond is purchased by the Fund. It is expected that these premiums will range from 1% to 5% of par value. Such insurance coverage will be noncancellable and will continue in force so long as such bond so insured is outstanding. The Fund may also purchase municipal bonds which are already insured under a Secondary Market Insurance Policy. A Secondary Market Insurance Policy could enable the Fund to sell a municipal bond to a third party as an AAA/Aaa rated insured municipal bond at a market price higher than what otherwise might be obtainable if the security were sold without the insurance coverage. (Such rating is not automatic, however, and must specifically be requested for each bond.) Any difference between the excess of a bond's market value as an AAA/Aaa rated bond over its market value without such rating and the single premium payment would inure to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the bond.

    In addition to the contract of insurance relating to the Fund, there is a contract of insurance between AMBAC and First Investors Multi-State Insured Tax Free Fund, between AMBAC and First Investors Series Fund, between AMBAC and First Investors New York Insured Tax Free Fund, Inc. and between AMBAC and First Investors Insured Tax Exempt Fund, Inc. Otherwise, neither AMBAC or any affiliate thereof, has any material business relationship, direct or indirect, with the Funds.

    AMBAC is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets of approximately $__________ (unaudited) and statutory capital of approximately $_____________ (unaudited) as of December 31, 1998. Statutory capital consists of AMBAC's policyholders' surplus and statutory contingency reserve. S&P, Moody's and Fitch have each assigned a triple-A claims-paying ability rating to AMBAC.

    AMBAC has obtained a private letter ruling from the Internal Revenue Service ("IRS") to the effect that the insuring of an obligation by AMBAC will not affect the treatment for Federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by AMBAC under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for Federal income tax purposes in the same manner as if such payments were made by the issuer of the municipal bonds. Investors should understand that a private letter ruling may not be cited as precedent by persons other than the taxpayer to whom it is addressed; nevertheless, those rulings may be viewed as generally indicative of the Internal Revenue Service's views on the proper interpretation of the Internal Revenue Code of 1986, as amended ("Code") and the regulations thereunder.

    AMBAC makes no representation regarding the municipal bonds included in the investment portfolio of the Fund or the advisability of investing in such municipal bonds and makes no representation regarding, nor has it participated in the preparation of, the Prospectus and this SAI.

    The information relating to AMBAC contained above has been furnished by AMBAC. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information, subsequent to the date hereof.

    LOANS OF PORTFOLIO SECURITIES. Each Fund may loan securities to qualified broker-dealers or other institutional investors provided: the borrower pledges to the Fund and agrees to maintain at all times with the Fund collateral equal to not less than 100% of the value of the securities loaned (plus accrued interest or dividend, if any); the loan is terminable at will by the Fund; the Fund pays only reasonable custodian fees in connection with the loan; and the Adviser monitors the creditworthiness of the borrower throughout the life of the loan. Such loans may be terminated by the Fund at any time and the Fund may vote the proxies if a material event affecting the investment is to occur. The market risk applicable to any security loaned remains a risk of the Fund. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. The Fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral. BLUE CHIP Fund and INSURED TAX EXEMPT FUND may make loans not in excess of 10% of each Fund's total assets. HIGH YIELD FUND may make loans, together with illiquid securities, not in excess of 15% of its net assets.

    MORTGAGE-BACKED SECURITIES. BLUE CHIP FUND may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgage loans. Each of the certificates described below is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagees of the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities.

      RISKS OF MORTGAGE-BACKED SECURITIES. Investments in mortgage-backed securities entail market, prepayment and extension risk. Fixed-rate mortgage-backed securities are priced to reflect, among other things, current and perceived interest rate conditions. As conditions change, market values will fluctuate. In addition, the mortgages underlying mortgage-backed securities generally may be prepaid in whole or in part at the option of the individual buyer. Prepayment generally increases when interest rates decline. Prepayments of the underlying mortgages can affect the yield to maturity on mortgage-backed securities and, if interest rates decline, the prepayment may only be invested at the then prevailing lower interest rate. As a result, mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates as compared with other U.S. Government securities with comparable stated maturities. Conversely, rising interest rates may cause prepayment rates to occur at a slower than expected rate. This may effectively lengthen the life of a security, which is known as extension risk. Longer term securities generally fluctuate more widely in response to changes in interest rates than shorter term securities. Changes in market conditions, particularly during periods of rapid or unanticipated changes in market interest rates, may result in volatility and reduced liquidity of the market value of certain mortgage-backed securities.

        GNMA CERTIFICATES. Government National Mortgage Association ("GNMA") certificates ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owed on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

        GNMA GUARANTEE. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Department of Veteran Affairs ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA also is empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

        LIFE OF GNMA CERTIFICATES. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. The Fund normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-related securities of the types described above. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

        YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest on GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield which will be earned on GNMA Certificates. First, Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced.

        FHLMC SECURITIES. The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool.

        FNMA SECURITIES. The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal.

        Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA Certificates, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

    REPURCHASE AGREEMENTS. A repurchase agreement essentially is a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price. The borrower simultaneously agrees to repurchase that same security at a higher price on a future date (which typically is the next business day). The difference between the purchase price and the repurchase price effectively constitutes the payment of interest. In a standard repurchase agreement, the securities which serve as collateral are transferred to a Fund's custodian bank. In a "tri-party" repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller. In a "quad-party" repurchase agreement, the Fund's custodian bank also is made a party to the agreement. Each Fund may enter into repurchase agreements with banks which are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements with more than one year in time to maturity. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. Each Fund will always receive, as collateral, securities whose market value, including accrued interest, which will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. No Fund may enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of such Fund's net assets would be invested in such repurchase agreements and other illiquid investments.

    RESTRICTED SECURITIES AND ILLIQUID INVESTMENTS. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy includes foreign issuers' unlisted securities with a limited trading market and repurchase agreements maturing in more than seven days. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Board or the Adviser has determined under Board-approved guidelines are liquid.

    Restricted securities which are illiquid may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Such securities include those that are subject to restrictions contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be subject to this 15% limit. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

    In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

    Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund might be unable to dispose of such securities promptly or at reasonable prices.

    Over-the-counter ("OTC") options and their underlying collateral are also considered illiquid investments. INSURED TAX EXEMPT FUND may not invest in options. While BLUE CHIP FUND and HIGH YIELD FUND have no intention of investing in options in the coming year, if any such Fund did, the assets used as cover for OTC options written by the Fund would not be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option

    WARRANTS. HIGH YIELD FUND AND BLUE CHIP FUND may each purchase warrants, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration. There is greater risk that warrants might drop in value at a faster rate than the underlying stock. HIGH YIELD FUND'S investments in warrants is limited to 5% of its total assets, of which no more than 2% may not be listed on the New York or American Stock Exchange.

    WHEN-ISSUED SECURITIES. HIGH YIELD FUND and INSURED TAX EXEMPT FUND may each invest up to 10% and 25%, respectively, of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. A Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in that Fund's incurring a loss or missing an opportunity to make an alternative investment. When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of that Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of a Fund's commitment, that Fund will be required to deposit additional cash or qualified securities into the account until equal to the value of that Fund's commitment. When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase. Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.

                         FUTURES AND OPTIONS STRATEGIES

    Although they do not intend to engage in such strategies in the coming year, BLUE CHIP FUND has the legal authority to engage in certain options strategies, and HIGH YIELD FUND AND INSURED TAX EXEMPT FUND have the legal authority to engage in certain futures strategies, to hedge their portfolios and in other circumstances permitted by the Commodities Futures Trading Commission ("CFTC"). In addition, INSURED TAX EXEMPT FUND may engage in certain options strategies to enhance income. To hedge their portfolios, BLUE CHIP FUND may buy exchange-traded put and call options on stock indices and enter into closing transactions with respect to such options, and HIGH YIELD FUND may buy and sell interest rate futures contracts traded on a board of trade. INSURED TAX EXEMPT FUND may sell covered listed put and call options and buy call and put on its portfolio securities and may enter into closing transactions with respect to such options. The Fund also may buy and sell financial futures contracts and buy and sell call and put options thereon traded on a U.S. exchange or board of trade and enter into closing transactions with respect to such options.

    Certain special characteristics of, and risks associated with, using these instruments and strategies are discussed below. In addition to the non-fundamental investment guidelines (described below) adopted by the Board to govern each Fund's investments in futures and options, use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures contracts are traded and the CFTC. The discussion of these strategies does not imply that the Funds will use them to hedge against risks or for any other purpose.

    Participation in the options or futures markets involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser's prediction of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. The Fund might not employ any of the strategies described below, and there can be no assurance that any strategy will succeed. The use of these strategies involve certain special risks, including (1)
dependence on the Adviser's ability to predict correctly movements in the direction of interest rates and securities prices, (2) imperfect correlation between the price of options, futures contracts and options thereon and movements in the prices of the securities being hedged, (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities and, (4) the possible absence of a liquid secondary market for any particular instrument at any time.

    COVER FOR HEDGING AND OPTION INCOME STRATEGIES. No Fund will use leverage in its hedging and option income strategies. Each Fund will not enter into a hedging or option income strategy that exposes the Fund to an obligation to another party unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and/or liquid assets with a value sufficient at all times to cover its potential obligations. Each Fund will comply with guidelines established by the SEC with respect to coverage of hedging and option income strategies by mutual funds and, if required, will set aside cash and/or liquid assets in a segregated account with its custodian in the prescribed amount. Securities or other options or futures positions used for cover and assets held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

    OPTIONS STRATEGIES. INSURED TAX EXEMPT FUND may purchase call options on securities that the Adviser intends to include in its portfolio in order to fix the cost of a future purchase. Call options also may be used as a means of participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the Fund's potential loss to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium. INSURED TAX EXEMPT FUND may purchase put options in order to hedge against a decline in the market value of securities held in its portfolio. The put option enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put option may be sold.

    INSURED TAX EXEMPT FUND may write covered call options on securities to increase income in the form of premiums received from the purchasers of the options. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, the Fund will write covered call options on securities generally when the Adviser believes that the premium received by the Fund, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the option, will be greater than the total appreciation in the price of the security. The strategy may be used to provide limited protection against a decrease in the market price of the security in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Fund declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund will be obligated to sell the security at less than its market value. The Fund gives up the ability to sell the portfolio securities used to cover the call option while the call option is outstanding. Such securities may also be considered illiquid in the case of OTC options written by the Fund, to the extent described under "Investment Policies--Restricted Securities and Illiquid Investments" and therefore subject to the Fund's limitation on investments in illiquid securities. In addition, the Fund could lose the ability to participate in an increase in the value of such securities above the exercise price of the call option because such an increase would likely be offset by an increase in the cost of closing out the call option (or could be negated if the buyer chose to exercise the call option at an exercise price below the securities' current market value).

    INSURED TAX EXEMPT FUND may write put options. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. The Fund may write covered put options in circumstances when the Adviser believes that the market price of the securities will not decline below the exercise price less the premiums received. If the put option is not exercised, the Fund will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premiums received, in which case the Fund would expect to suffer a loss.

    BLUE CHIP FUND may purchase U.S. exchange-traded put and call options on stock indices in much the same manner as the more traditional equity and debt options discussed above, except that stock index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. A stock index assigns relative values to the stock included in the index and fluctuates with changes in such values. Stock index options operate in the same way as the more traditional equity options, except that settlements of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of a stock index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the stock index. The effectiveness of hedging techniques using stock index options will depend on the extent to which price movements in the stock index selected correlate with price movements of the securities in which a Fund invests.

    Currently, many options on equity securities are exchange-traded, whereas options on debt securities are primarily traded on the OTC market.
Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and the opposite party with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction.

    OPTIONS GUIDELINES. To the extent that a Fund may use options: (1) options will be purchased or written only when the Adviser believes that there exists a liquid secondary market in such options; and (2) no Fund may purchase a put or call option if the value of the option's premium, when aggregated with the premiums on all other options held by such Fund, exceeds 5% of that Fund's total assets. This does not limit a Fund's assets at risk to 5%.

    SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. BLUE CHIP FUND and INSURED TAX EXEMPT FUND may effectively terminate their right or obligation under an option by entering into a closing transaction. If either Fund wishes to terminate its obligation to sell securities under a put or call option it has written, the Fund may purchase a put or call option of the same series (that is, an option identical in its terms to the call option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Fund may write an option of the same series as the option held; this is known as a closing sale transaction. Closing transactions essentially permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying index or security and the market value of the option.

    The value of an option  position  will  reflect,  among  other  things,  the current market price of the underlying security or stock index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or stock index and general market conditions. For this reason, the successful use of options depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying securities market or, in the case of stock index options, fluctuations in the market sector represented by the index selected.

    Options normally have expiration dates of up to nine months. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid and any transaction costs.

    A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Although BLUE CHIP FUND and INSURED TAX EXEMPT FUND intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although a Fund will enter into OTC options only with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with a Fund, there is no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the opposite party, a Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a covered position with respect to any call option it writes, that Fund may not sell the underlying assets used to cover an option during the period it is obligated under the option. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

    Stock index options are settled exclusively in cash. If BLUE CHIP FUND purchases an option on a stock index, the option is settled based on the closing value of the index on the exercise date. Thus, a holder of a stock index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. For example, in the case of a call option, if such a change causes the closing index value to fall below the exercise price of the option on the index, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option.

    A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

    FUTURES STRATEGIES. HIGH YIELD FUND and INSURED TAX EXEMPT FUND may engage in futures strategies to attempt to reduce the overall investment risk that would normally be expected to be associated with ownership of the securities in which they invest.

    HIGH YIELD FUND and INSURED TAX EXEMPT FUND may use interest rate futures contracts and, for INSURED TAX EXEMPT FUND, options thereon, to hedge the debt portion of their portfolios against changes in the general level of interest rates. A Fund may purchase an interest rate futures contract when it intends to purchase debt securities but has not yet done so. This strategy may minimize the effect of all or part of an increase in the market price of those securities because a rise in the price of the securities prior to their purchase may either be offset by an increase in the value of the futures contract purchased by a Fund or avoided by taking delivery of the debt securities under the futures contract. Conversely, a fall in the market price of the underlying debt securities may result in a corresponding decrease in the value of the futures position. A Fund may sell an interest rate futures contract in order to continue to receive the income from a debt security, while endeavoring to avoid part or all of the decline in the market value of that security that would accompany an increase in interest rates.

    INSURED TAX EXEMPT FUND may purchase a call option on a financial futures contract to hedge against a market advance in debt securities that the Fund plans to acquire at a future date. The Fund also may write covered call options on financial futures contracts as a partial hedge against a decline in the price of debt securities held in the Fund's portfolio or purchase put options on financial futures contracts in order to hedge against a decline in the value of debt securities held in the Fund's portfolio.

    HIGH YIELD FUND and INSURED TAX EXEMPT FUND will use futures contracts and, for INSURED TAX EXEMPT FUND, options thereon solely in bona fide hedging transactions or under other circumstances permitted by the CFTC and INSURED TAX EXEMPT FUND will not enter into such investments for which the aggregate initial margin and premiums exceed 5% of that Fund's total assets. This does not limit that Fund's assets at risk to 5%. The Fund has represented the foregoing to the CFTC.

    FUTURES GUIDELINES. To the extent that a Fund enters into futures contracts or options thereon other than for bona fide hedging purposes (as defined by the CFTC), (1) the aggregate initial margin and premiums required to establish these positions (excluding the in-the-money amount for options that are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any contracts into which the Fund has entered. This policy does not limit a Fund's assets at risk to 5%. The value of all futures sold will not exceed the total market value of a Fund's portfolio. In addition, each Fund may not purchase interest rate futures contracts if immediately thereafter more than 30% of its total assets would be so invested.

    SPECIAL CHARACTERISTICS AND RISKS OF FUTURES TRADING. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, HIGH YIELD FUND and INSURED TAX EXEMPT FUND are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 3%-5% of the contract value. This amount is known as "initial margin." When writing a put or call option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. INSURED TAX EXEMPT FUND is also obligated to make initial and variation margin payments when it writes options on futures contracts.

    Holders and writers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing, respectively, a futures position or options position with the same terms as the position or option held or written. Positions in futures contracts and options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures or options.

    Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Fund to close a position and, in the event of adverse price movements such Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

    Successful use by HIGH YIELD FUND and INSURED TAX EXEMPT FUND of futures contracts and, for INSURED TAX EXEMPT FUND, related options, will depend upon the Adviser's ability to predict movements in the direction of the overall securities and interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current price level of the underlying instrument but to the anticipated levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract or related option will not correlate with the movements in prices of the securities being hedged. In addition, if a Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market. Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to that Fund. If the price of the futures contract or related option moves more than the price of the underlying securities, a Fund will experience either a loss or a gain on the futures contract or related option, that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

    In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures or related option position and the securities being hedged, movements in the prices of futures contracts and related options may not correlate perfectly with movements in the prices of the hedged securities because of price distortions in the futures market. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts and related options over the short term.

    Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts or related options. Although HIGH YIELD FUND and INSURED TAX EXEMPT FUND intend to purchase or sell futures and, for INSURED TAX EXEMPT FUND, related options, only on exchanges or boards of trade where there appears to be a liquid secondary market, there is no assurance that such a market will exist for any particular contract or option at any particular time. In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, a Fund would continue to be required to make variation margin payments.

    Like options on securities, options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that liquid secondary markets for all options on futures contracts will develop.

    Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when INSURED TAX EXEMPT FUND purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of the securities being hedged.

    HIGH YIELD FUND and INSURED TAX EXEMPT FUND'S activities in the futures and, for INSURED TAX EXEMPT FUND, related options, markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, a Fund also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

                               PORTFOLIO TURNOVER

    Although each Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See "Allocation of Portfolio Brokerage."

    For the fiscal year ended December 31, 1997, the portfolio turnover rate for BLUE CHIP FUND, HIGH YIELD FUND and INSURED TAX EXEMPT FUND was 163%, 49% and 126%, respectively. For the fiscal year ended December 31, 1998, the portfolio turnover rate for BLUE CHIP FUND, HIGH YIELD FUND and INSURED TAX EXEMPT FUND was __%, __% and __%, respectively.

                             INVESTMENT RESTRICTIONS

    The investment restrictions set forth below have been adopted by the respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund, voting separately from any other Fund of the Trust. As provided in the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by that Fund at the time it purchases any security.

    BLUE CHIP FUND.  BLUE CHIP FUND will not:

    (1) Make short sales of securities to maintain a short position.

    (2) Issue senior securities, borrow money or pledge its assets except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings.

    (3) Make loans, except loans of portfolio securities (limited to 10% of the Fund's total assets).

    (4) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

    (5) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

    (6) Pledge, mortgage or hypothecate any of its assets except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (2) above, provided the Fund maintains asset coverage of at least 300% for pledged assets.

    (7) Buy or sell commodities or commodity contracts or real estate or interests in real estate limited partnerships, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

    (8) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain Federal securities laws.

    (9) Make investments for the purpose of exercising control or management.

    (10) Purchase any securities on margin.

    (11) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of the Trust, as principals.

    (12) Invest in any securities of any issuer if, to the knowledge of the Fund, any officer, director or Trustee of the Trust or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

    The following investment restrictions are not fundamental and may be changed without prior shareholder approval. These investment restrictions provide that the Fund will not:

    (1) Write, purchase or sell options (puts, calls or combinations thereof), except that the Fund may purchase put and call options on U.S. exchange-traded options on stock indices (and may enter into closing sale transactions with respect to such options) provided that the premiums paid for such options do not exceed 5% of the Fund's total assets.

    (2) Purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

    HIGH YIELD FUND.  HIGH YIELD FUND will not:

    (1) Borrow money, except from banks and only for temporary or emergency purposes and then in amounts not in excess of 5% of its total assets.

    (2) Engage in "short sales" in excess of 10% of the Fund's total assets.

    (3) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraphs
(1) and (2) above and for margin to secure its obligations under interest rate futures contracts, provided the Fund maintains asset coverage of at least 300% for pledged assets.

    (4) Make loans, except by purchase of debt obligations and through repurchase agreements. However, the Trust's Board may, on the request of broker-dealers or other institutional investors which they deem qualified, authorize the Fund to loan securities to cover the borrower's short position; provided, however, the borrower pledges to the Fund and agrees to maintain at all times with the Fund cash collateral equal to not less than 100% of the value of the securities loaned, the loan is terminable at will by the Fund, the Fund receives interest on the loan as well as any distributions upon the securities loaned, the Fund retains voting rights associated with the securities, the Fund pays only reasonable custodian fees in connection with the loan, and the Adviser monitors the creditworthiness of the borrower throughout the life of the loan; provided further, that such loans will not be made if the value of all repurchase agreements with more than seven days to maturity, and other illiquid assets is greater than an amount equal to 15% of the Fund's net assets.

    (5) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

    (6) Purchase the securities of an issuer if such purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in securities of issuers which, including predecessors, have a record of less than three years' continuous operation.

    (7) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

    (8) Purchase or sell real estate or commodities or commodity contracts. However, the Fund may purchase interests in real estate investment trusts whose securities are registered under the 1940 Act and are readily marketable and may invest in interest rate futures contracts and options thereon (provided the margin required does not violate the investment restrictions pertaining to pledged assets).
    (9) Invest in companies for the purpose of exercising control or management.

    (10)  Invest  in  securities  of  other  investment  companies,   except  in
connection with a merger of another investment company.

    (11) Purchase any securities on margin (however, the Fund's engaging in "hedging transactions" and the margins required thereon shall not be considered a violation of this provision).

    (12) Purchase or retain securities of any issuer if any officer and director or trustee of the Trust or the Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer or if all such officers and directors or trustees together own more than 5% of the securities of such issuer.

    (13) Invest 25% or more of the value of its total assets in a particular industry at any one time.

    (14) Invest more than 5% of the value of its net assets in warrants, with no more than 2% in warrants not listed on either the New York or American Stock Exchanges.

    (15) Purchase or sell portfolio securities from or to the Adviser or any trustee or officer thereof or of the Trust, as principals.

    (16) Invest more than 15% of the value of its total assets, at the time of purchase, in deep discount securities of companies that are financially troubled, in default or in bankruptcy or reorganization.

    (17) Issue senior securities.

    (18) Invest any of its assets in interests in oil, gas or other mineral exploration or development programs, or in puts, calls, straddles or any combination thereof.

(19) Invest more than 10% of its net assets in when-issued securities at the time such purchase is made.

    The following investment restriction is not fundamental and may be changed without shareholder approval:

    (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

    INSURED TAX EXEMPT FUND.  INSURED TAX EXEMPT FUND will not:

    (1) Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 5% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 5% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 5% limitation. This policy shall not prohibit deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments or the segregation of assets in connection with such transactions.

    (2) Issue senior securities.

    (3) Make loans, except loans of portfolio securities (limited to 10% of the Fund's total assets), provided such loans are at all times secured by cash or equivalent collateral of no less than 100% by marking to market daily.

    (4) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to pre-refunded bonds, the Adviser considers an escrow account to be the issuer of such bonds when the escrow account consists solely of U.S. Government obligations fully substituted for the obligation of the issuing municipality.

    (5) Invest in any municipal bonds unless they will be insured municipal bonds or unless they are already insured under an insurance policy obtained by the issuer or underwriter thereof.

    (6)  Buy  or  sell  real  estate  or  interests   in  real  estate   limited
partnerships, although it may purchase and sell securities which are secured by real estate or interests therein.

    (7) Underwrite any issue of securities, although the Fund may purchase municipal bonds directly from the issuer thereof for investment in accordance with the Fund's investment objective, policy and limitations.

    (8) Make investments for the purpose of exercising control or management.

    (9) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of the Trust, as principals.

    (10) Invest in any securities of any issuer if, to the knowledge of the Fund, any officer, director or Trustee of the Trust or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

    The following investment restrictions are not fundamental and may be changed without shareholder approval. These investment restrictions provide that the Fund will not:

    (1) Purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

    (2) Purchase or sell physical commodities unless acquired as a result of ownership of securities (but this restriction shall not prevent the Fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

    (3) Enter into futures contracts or options on futures contracts other than for bona fide hedging purposes (as defined by the CFTC) if the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

    (4) Pledge assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for pledged assets; provided, however, this limitation will not prohibit escrow, collateral or margin arrangements in connection with the Fund's use of options, futures contracts or options on futures contracts.

    (5) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

                              TRUSTEES AND OFFICERS

    The following table lists the Trustees and executive officers of the Trust, their age, business address and principal occupations during the past five years. Unless otherwise noted, an individual's business address is 95 Wall Street, New York, New York 10005.

GLENN O. HEAD*+ (73), President and Trustee. Chairman of the Board and Director, Administrative Data Management Corp. ("ADM"), FIMCO, Executive Investors
Management  Company,  Inc.  ("EIMCO"),   First  Investors  Corporation  ("FIC"),

Executive  Investors  Corporation  ("EIC")  and  First  Investors   Consolidated
Corporation ("FICC").

KATHRYN S. HEAD*+ (43), Trustee, 581 Main Street, Woodbridge, NJ 07095. President and Director, FICC, ADM and FIMCO; Vice President and Director, FIC and EIC; President EIMCO; Chairman, President and Director, First Financial Savings Bank, S.L.A.

LARRY R. LAVOIE* (51), Trustee. Assistant Secretary, ADM, EIC, EIMCO, FICC and FIMCO; Secretary and General Counsel, FIC.

REX R. REED** (75), Trustee, 259 Governors Drive, Kiawah Island, SC 29455. Retired; formerly Senior Vice President, American Telephone & Telegraph Company.

HERBERT   RUBINSTEIN**  (77),  Trustee,   695  Charolais  Circle,   Edwards,  CO
81632-1136. Retired; formerly President, Belvac International Industries, Ltd. and President, Central Dental Supply.

NANCY SCHAENEN** (67), Trustee, 56 Midwood Terrace, Madison, NJ 07940. Trustee, Drew University and DePauw University.

JAMES M. SRYGLEY** (66), Trustee, 33 Hampton Road, Chatham, NJ 07982. Principal, Hampton Properties, Inc. (property investment company).

JOHN T. SULLIVAN* (66), Trustee and Chairman of the Board; Director, FIMCO, FIC, FICC and ADM; Of Counsel, Hawkins, Delafield & Wood, Attorneys.

ROBERT F. WENTWORTH** (69), Trustee, RR1, Box 217, Upland Downs Road, Manchester Center, VT 05255. Retired; formerly financial and planning executive with American Telephone & Telegraph Company.

JOSEPH I. BENEDEK (41), Treasurer and Chief Financial Officer, 581 Main Street, Woodbridge, NJ 07095. Treasurer, FIC, FIMCO, EIMCO and EIC; Comptroller and Treasurer, FICC.

CONCETTA DURSO (63), Vice President and Secretary. Vice President, FIMCO, EIMCO and ADM; Assistant Vice President and Assistant Secretary, FIC and EIC.

CLARK D. WAGNER (39), Vice President. Vice President, First Investors Series Fund, First Investors Insured Tax Exempt Fund, Inc., First Investors Multi-State Insured Tax Free Fund, First Investors New York Insured Tax Free Fund, Inc. and First Investors Government Fund, Inc.

GEORGE V. GANTER (45), Vice President. Vice President, First Investors Asset Management Company, Inc., First Investors High Yield, Inc., and First Investors Special Bond Fund; Portfolio Manager, FIMCO.

PATRICIA D. POITRA (42), Vice President. Vice President, First Investors U.S. Government Plus Fund, First Investors Series Fund II, Inc. and First Investors Series Fund; Director of Equities, FIMCO.

---------------------
* These Trustees may be deemed to be "interested persons," as defined in the 1940 Act.
** These Trustees are members of the Board's Audit Committee.
+  Mr. Glenn O. Head and Ms. Kathryn S. Head are father and daughter.

    The Trustees and officers, as a group, owned less than 1% of shares of any Fund.

    All of the officers and Trustees, except for Ms. Poitra and Messrs. Ganter and Wagner, hold identical or similar positions with 14 other registered investment companies in the First Investors Family of Funds. Mr. Head is also an officer and/or Director of First Investors Asset Management Company, Inc., First Investors Credit Funding Corporation, First Investors Leverage Corporation, First Investors Realty Company, Inc., First Investors Resources, Inc., N.A.K. Realty Corporation, Real Property Development Corporation, Route 33 Realty Corporation, First Investors Life Insurance Company, First Financial Savings Bank, S.L.A., First Investors Credit Corporation and School Financial Management Services, Inc. Ms. Head is also an officer and/or Director of First Investors Life Insurance Company, First Investors Credit Corporation, School Financial Management Services, Inc., First Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, First Investors Leverage Corporation and Route 33 Realty Corporation.

    The following table lists compensation paid to the Trustees of the Trust for the fiscal year ended December 31, 1998.

                                           Total
                                           Compensation
                                           From First
                      Aggregate            Investors Family
                      Compensation         of Funds Paid to
Trustee               From Trust*          Trustee++
-------               -----------          ---------


James J. Coy**               $[  ]                    $[  ]
Roger L. Grayson***            -0-                      -0-
Glenn O. Head                  -0-                      -0-
Kathryn S. Head                -0-                      -0-
Larry R. Lavoie+               -0-                      -0-
Rex R. Reed                   [  ]                     [  ]
Herbert Rubinstein            [  ]                     [  ]
James M. Srygley              [  ]                     [  ]
John T. Sullivan               -0-                      -0-
Robert F. Wentworth           [  ]                     [  ]
Nancy Schaenen                [  ]                     [  ]


* Compensation to officers and interested Trustees of the Trust is paid by the Adviser.
** On March 27, 1997, Mr. Coy resigned as a Trustee of the Trust.
***On August 20, 1998, Mr. Grayson resigned as a Trustee of the Trust.
+  On September 17, 1998, Mr. Lavoie was elected by the Board to serve as
      Trustee.
++ The First Investors Family of Funds consists of 15 separate registered investment companies.

                                   MANAGEMENT

    Investment advisory services to each Fund are provided by Executive Investors Management Company, Inc. pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated June 13, 1994. The Advisory Agreement was approved by the Board of the Trust, including a majority of the Trustees who are not parties to the Funds' Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party ("Independent Trustees"), in person at a meeting called for such purpose and by a majority of the public shareholders of each Fund.

    Pursuant to the Advisory Agreement, EIMCO shall supervise and manage each Fund's investments, determine each Fund's portfolio transactions and supervise all aspects of each Fund's operations, subject to review by the Trust's

Trustees. The Advisory Agreement also provides that EIMCO shall provide the Fund with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of the Trust and each Fund and assume certain expenses thereof, other than obligations or liabilities of the Fund. The Advisory Agreement may be terminated at any time, with respect to a Fund, without penalty by the Trust's Trustees or by a majority of the outstanding voting securities of such Fund, or by EIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act). The Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Trust's Trustees or by a majority of the outstanding voting securities of such Fund, and, in either case, by a vote of a majority of the Trust's
Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.

    Under the Advisory Agreement, each Fund pays the Adviser an annual fee, paid monthly, according to the following schedules:

                                                                       Annual
Average Daily Net Assets                                                Rate
------------------------                                                ----

Up to $200 million...................................................   1.00%
In excess of $200 million up to $500 million.........................   0.75
In excess of $500 million up to $750 million.........................   0.72
In excess of $750 million up to $1.0 billion.........................   0.69
Over $1.0 billion....................................................   0.66


    For the fiscal years ended December 31, 1996, 1997 and 1998, BLUE CHIP FUND'S advisory fees were $17,351, $29,330 and $_______, respectively. Of such amounts, the Adviser voluntarily waived $13,013, $21,997 and $______, respectively. For the fiscal years ended December 31, 1996, 1997 and 1998, INSURED TAX EXEMPT FUND'S advisory fees were $148,917, $156,479 and $______, respectively. Of such amounts, the Adviser voluntarily waived $111,688, $117,359 and $_______, respectively. For the fiscal years ended December 31, 1996, 1997 and 1998, HIGH YIELD FUND'S advisory fees were $161,441, $180,560 and $_______, respectively. Of such amounts, the Adviser voluntarily waived $80,721, $90,280 and $_________, respectively. For the fiscal year ended December 31, 1997, the Adviser voluntarily assumed expenses for BLUE CHIP FUND and INSURED TAX EXEMPT FUND in the amounts of $10,454 and $14,160, respectively. [1998 ASSUMPTION OF EXPENSES?]

    The Adviser has an Investment Committee composed of Dennis T. Fitzpatrick, David Hanover, Kathryn S. Head, George V. Ganter, Margaret Haggerty, Glenn O. Head, Nancy W. Jones, Patricia D. Poitra, Michael O'Keefe, Clark D. Wagner, Matthew Wright and Richard Guinnessey. The Committee usually meets weekly to discuss the composition of the portfolio of each Fund and to review additions to and deletions from the portfolios.

    Each Fund bears all expenses of its operations other than those incurred by the Adviser or Underwriter under the terms of its advisory or underwriting agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

                                   UNDERWRITER

    The Trust has entered into an Underwriting Agreement ("Underwriting Agreement") with Executive Investors Corporation ("Underwriter" or "EIC") which requires the Underwriter to use its best efforts to sell shares of the Funds. The Underwriting Agreement was approved by the Trust's Board, including a majority of the Independent Trustees. The Underwriting Agreement provides that it will continue in effect from year to year, with respect to a Fund, only so long as such continuance is specifically approved at least annually by the Trust's Board or by a vote of a majority of the outstanding voting securities of such Fund, and in either case by the vote of a majority of the Trust's
Independent Trustees, voting in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically in the event of its assignment.

    For the fiscal year ended December 31, 1996, BLUE CHIP FUND paid EIC underwriting commissions of $907. For the same period, EIC reallowed an additional $171 to unaffiliated dealers and $306 to FIC. For the fiscal year ended December 31, 1997, BLUE CHIP FUND paid EIC underwriting commissions of $3,324. For the same period, EIC reallowed an additional $10,933 to unaffiliated dealers and $2,518 to FIC. For the fiscal year ended December 31, 1998, BLUE CHIP FUND paid EIC underwriting commissions of $_____. For the same period, EIC reallowed an additional $______ to unaffiliated dealers and $_____ to FIC.

    For the fiscal year ended December 31, 1996, HIGH YIELD FUND paid EIC underwriting commissions of $9,472. For the same period, EIC reallowed an additional $44,575 to unaffiliated dealers and $5,446 to FIC. For the fiscal year ended December 31, 1997, HIGH YIELD FUND paid EIC underwriting commissions of $17,493. For the same period, EIC reallowed an additional $122,540 to unaffiliated dealers and $5,239 to FIC. For the fiscal year ended December 31, 1998, HIGH YIELD FUND paid EIC underwriting commissions of $______. For the same period, EIC reallowed an additional $________ to unaffiliated dealers and $_____ to FIC.

    For the fiscal year ended December 31, 1996, INSURED TAX EXEMPT FUND paid EIC underwriting commissions of $11,622. For the same period, EIC reallowed an additional $62,323 to unaffiliated dealers and $2,911 to FIC. For the fiscal year ended December 31, 1997, INSURED TAX EXEMPT FUND paid EIC underwriting commissions of $6,680. For the same period, EIC reallowed an additional $28,463 to unaffiliated dealers and $5,596 to FIC. For the fiscal year ended December 31, 1998, INSURED TAX EXEMPT FUND paid EIC underwriting commissions of $_____. For the same period, EIC reallowed an additional $______ to unaffiliated dealers and $_____ to FIC.

                               DISTRIBUTION PLANS

    As stated in the Funds' Prospectus, pursuant to an Amended and Restated Class A Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), each Fund is authorized to compensate the Underwriter for certain expenses incurred in the distribution of that Fund's shares and the servicing or maintenance of existing Fund shareholder accounts.

    In adopting the Plan for the Funds, the Trust's Board considered all relevant information and determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Trust's Board believes that the amounts spent pursuant to the Plan have assisted each Fund in providing ongoing servicing to shareholders, in competing with other providers of financial services and in promoting sales, thereby increasing the net assets of that Fund.

    The Plan was approved by the Trust's Board, including a majority of the Independent Trustees, and by a majority of the outstanding voting securities of each Fund. The Plan will continue in effect, with respect to a Fund, from year to year as long as its continuance is approved annually by either the Board or by a vote of a majority of the outstanding voting securities of that Fund. In either case, to continue, the Plan must be approved by the vote of a majority of the Independent Trustees of the Trust. The Board reviews quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made. While the Plan is in effect, the selection and nomination of the Trust's Independent Trustees will be committed to the discretion of such Independent Trustees then in office. The

Plan can be terminated, with respect to a Fund, at any time by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of that Fund.

    For the fiscal year ended December 31, 1998, BLUE CHIP FUND paid $______ in fees pursuant to the Plan. For the same period, the Underwriter waived an additional $______ in fees pursuant to the Plan. For the fiscal year ended December 31, 1998, HIGH YIELD FUND paid $______ in fees pursuant to the Plan. For the same period, the Underwriter waived an additional $______ in fees pursuant to the Plan. For the fiscal year ended December 31, 1998, INSURED TAX EXEMPT FUND paid $______ in fees pursuant to the Plan. For the same period, the Underwriter waived an additional $______ in fees pursuant to the Plan. For the fiscal year ended December 31, 1998, the Underwriter incurred the following Plan-related expenses with respect to each Fund:


                        Compensation to      Compensation to     Compensation to
Fund                     Underwriter            Dealers          Sales Personnel

BLUE CHIP FUND              $  [  ]              $  [  ]                    -0-
HIGH YIELD FUND                [  ]                 [  ]                    -0-
INSURED TAX EXEMPT             [  ]                 [  ]                    -0-
FUND

DEALER CONCESSIONS. With respect to shares of each Fund, the Fund will reallow a portion of the sales load to the dealers selling the shares as shown in the following table:

                                       SALES CHARGES AS % OF    CONCESSION TO
                                      OFFERING    NET AMOUNT   DEALERS AS % OF
AMOUNT OF INVESTMENT                    PRICE      INVESTED     OFFERING PRICE
--------------------                    -----      --------     --------------
Less than $25,000...................    6.25%        6.67%           5.13%
$25,000 but under $50,000...........    5.75         6.10            4.72
$50,000 but under $100,000..........    5.50         5.82            4.51
$100,000 but under $250,000.........    4.50         4.71            3.69
$250,000 but under $500,000.........    3.50         3.63            2.87
$500,000 but under $1,000,000.......    2.50         2.56            2.05

                        DETERMINATION OF NET ASSET VALUE

    Except as provided herein, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices. Securities traded in the OTC market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices prior to the time when assets are valued based upon quotes furnished by market makers for such securities. However, a Fund may determine the value of debt securities based upon prices furnished by an outside pricing service. The pricing services are provided to the BLUE CHIP FUND and HIGH YIELD FUND by Interactive Data Corporation and to the INSURED TAX EXEMPT FUND by Muller Data Corporation. The pricing services use quotations obtained from investment dealers or brokers for the particular securities being evaluated, information with respect to market transactions in comparable securities and consider security type, rating, market condition, yield data and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued on at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of the Trust.

    With respect to the HIGH YIELD FUND and INSURED TAX EXEMPT FUND, "when-issued securities" are reflected in the assets of the Fund as of the date the securities are purchased. Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing services. With respect to HIGH YIELD FUND, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect.

    INSURED TAX EXEMPT FUND may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Fund's policy to value the defaulted bond daily based upon the value of a comparable bond which is insured and not in default. In selecting a comparable bond, the Fund will consider security type, rating, market condition and yield.

    The Board may suspend the determination of a Fund's net asset value for the whole or any part of any period (1) during which trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the SEC in respect to the United States market, exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) for such other period as the SEC has by order permitted.

                        ALLOCATION OF PORTFOLIO BROKERAGE

    The Adviser may purchase or sell portfolio securities on behalf of the Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions, however the price paid for the security may include an undisclosed dealer commission or "mark-up" or selling concessions. The Adviser normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Adviser may purchase certain money market instruments directly from an issuer without paying commissions or discounts. The Adviser may also purchase securities traded in the OTC market. As a general practice, OTC securities are usually purchased from market makers without paying commissions, although the price of the security usually will include undisclosed compensation. However, when it is advantageous to the Fund the Adviser may utilize a broker to purchase OTC securities and pay a commission.

    In purchasing and selling portfolio securities on behalf of the Fund, the Adviser will seek to obtain best execution. The Fund may pay more than the lowest available commission in return for brokerage and research services. Additionally, upon instruction by the Board, the Adviser may use dealer concessions available in fixed-priced underwritings to pay for research and other services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities, reports and analysis concerning issuers and their creditworthiness, and Lipper's Directors' Analytical Data concerning Fund performance and fees. The Adviser generally uses the research and other services to service all the funds in the First Investors Family of Funds, rather than the particular Funds whose commissions may pay for research or other services. In other words, a Fund's brokerage may be used to pay for a research service that is used in managing another Fund within the First Investor Fund Family. The Lipper's Directors' Analytical Data is used by the Adviser and the Fund Board to analyze a fund's performance relative to other comparable funds.

    In selecting the broker-dealers to execute the Fund's portfolio transactions, the Adviser may consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the trading characteristics of the security involved, the difficulty in executing the order, the research and other services provided, the expertise, reputation and reliability of the broker-dealer, access to new offerings, and other factors bearing upon the quality of the execution. The Adviser does not place portfolio orders with an affiliated broker, or allocate brokerage commission business to any broker-dealer for distributing fund shares. Moreover, no broker-dealer affiliated with the Adviser participates in commissions generated by portfolio orders placed on behalf of the Fund.

    The Adviser may combine transaction orders placed on behalf of a Fund, other funds in the First Investors Group of Funds and First Investors Life Insurance Company, affiliates of the Funds, for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price; and where appropriate, securities purchased or sold may be allocated in accordance with written procedures approved by the Board. The Trust's Board has authorized and directed the Adviser to use dealer concessions available in fixed-price underwritings of municipal bonds to pay for research services which are beneficial in the management of INSURED TAX EXEMPT FUND'S portfolio.

    For the fiscal year ended December 31, 1996, BLUE CHIP FUND paid $2,457 in brokerage commissions. Of that amount $1,018 was paid to brokers who furnished research services on portfolio transactions in the amount of $671,833. For the fiscal year ended December 31, 1996, HIGH YIELD FUND paid $310 in brokerage commissions, all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $90,361. For the fiscal year ended December 31, 1996, INSURED TAX EXEMPT FUND did not pay brokerage commissions.

    For the fiscal year ended December 31, 1997, BLUE CHIP FUND paid $4,661 in brokerage commissions. Of that amount $2,648 was paid to brokers who furnished research services on portfolio transactions in the amount of $1,981,834. For the fiscal year ended December 31, 1997, HIGH YIELD FUND paid $72 in brokerage commissions., all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $18,214. For the fiscal year ended December 31, 1997, INSURED TAX EXEMPT FUND did not pay brokerage commissions.

    For the fiscal year ended December 31, 1998, BLUE CHIP FUND paid $_____ in brokerage commissions. Of that amount $_____ was paid to brokers who furnished research services on portfolio transactions in the amount of $________. For the fiscal year ended December 31, 1998, HIGH YIELD FUND paid $__ in brokerage commissions., all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $______. For the fiscal year ended December 31, 1998, INSURED TAX EXEMPT FUND did not pay brokerage commissions.

                   PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

    Information regarding the purchase, redemption and exchange of Fund shares is contained in the Shareholder Manual, a separate section of the SAI that is a distinct document and may be obtained free of charge by contacting your Fund.

    REDEMPTIONS-IN KIND. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of securities from the portfolio of the Fund. If shares are redeemed in kind, the redeeming shareholder will likely incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities for this purpose is described under "Determination of Net Asset Value."

                                      TAXES

GENERAL

    To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), a Fund
- each Fund being treated as a separate corporation for these purposes - must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain and, for HIGH YIELD FUND, net gains from certain foreign currency transactions) plus, in the case of INSURED TAX EXEMPT FUND, its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement"), and must meet several additional requirements. For each Fund these requirements include the following:
(1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or, for HIGH YIELD FUND, foreign currencies, or other income (including gains from options or futures contracts) derived with respect to its business of investing in securities or, for HIGH YIELD FUND, those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

    If any Fund failed to qualify for  treatment as a RIC for any taxable  year,
(1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" below) and distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

    Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be reported, or in the case of exempt-interest dividends (see below) paid to shareholders of INSURED TAX EXEMPT FUND, and will be taxed to shareholders for the year in which that December 31 falls.

    A portion of the dividends from BLUE CHIP FUND's investment company taxable income may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the Federal alternative minimum tax. No dividends paid by INSURED TAX EXEMPT FUND or HIGH YIELD FUND are expected to be eligible for this deduction.

    If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

    Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

    Interest and dividends received by HIGH YIELD FUND, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) will qualify as permissible income under the Income Requirement.

    HIGH YIELD FUND and INSURED TAX EXEMPT FUND may acquire zero coupon or other securities issued with original issue discount. As a holder of those securities, each such Fund must account for the portion of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Similarly, HIGH YIELD FUND must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income and net tax-exempt interest, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and HIGH YIELD FUND must do so to avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. Each Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

    The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund will realize in connection therewith. Gains from options and futures contracts derived by a Fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement.

    If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures contracts or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis-and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and a Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identifical stock of securities).

INSURED TAX EXEMPT FUND

    Dividends paid by INSURED TAX EXEMPT FUND will qualify as "exempt-interest dividends" and thus will be excludable from gross income for Federal income tax purposes by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a). The Fund intends to continue to satisfy this requirement. The aggregate dividends excludable from the Fund's shareholders' gross income may not exceed its net tax-exempt income. Shareholders' treatment of dividends from the Fund under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning this matter.

    If shares of INSURED TAX EXEMPT FUND are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any portion of the loss not disallowed will be treated as described above.

    Tax-exempt interest attributable to certain private activity bonds ("PABs") (including, to the extent INSURED TAX EXEMPT FUND receives interest on those bonds, a proportionate part of the exempt-interest dividends it pays) is a Tax Preference Item. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the Federal alternative minimum tax without regard to whether the Fund's tax-exempt interest was attributable to those bonds. Entities or other persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs or industrial development bonds ("IDBs") should consult their tax advisers before purchasing shares of the Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from Federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

    Up to 85% of social security and certain railroad retirement benefits may be included in taxable income for recipients whose modified adjusted gross income (which includes income from tax-exempt sources such as INSURED TAX EXEMPT FUND) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Fund still are tax-exempt to the extent described in the Prospectus; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

    INSURED TAX EXEMPT FUND may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

    If INSURED TAX EXEMPT FUND invests in any instruments that generate taxable income under the circumstances described in the Prospectus, distributions of the interest earned thereon will be taxable to the Fund's shareholders as ordinary income to the extent of its earnings and profits. Moreover, if the Fund realizes capital gain as a result of market transactions, any distributions of that gain will be taxable to its shareholders. There also may be collateral Federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions and property and casualty insurance companies. A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of the Fund.

                             PERFORMANCE INFORMATION

    A Fund may advertise its performance in various ways.

    Each Fund's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P") over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:


            T=[(ERV/P)^(1/n)]-1

    The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:


            (ERV-P)/P  = TOTAL RETURN

    Total return is calculated by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value for Class A shares, each Fund will deduct the maximum sales charge of 4.75% (as a percentage of the offering price) from the initial $1,000 payment. All dividends and other distributions are assumed to have been reinvested at net asset value on the initial investment ("P").


    Return information may be useful to investors in reviewing a Fund's performance. However, certain factors should be taken into account before using this information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distributions. Return will fluctuate over time and return for any given past period is not an indication or representation by a Fund of future rates of return on its shares. At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce the Fund's expenses. Any such waiver or reimbursement would increase the Fund's return during the period of the waiver or reimbursement.


    Average annual return and total return computed at the public offering price for the periods ended December 31, 1998 are set forth in the tables below:

      AVERAGE ANNUAL TOTAL RETURN:*

                              ONE YEAR   FIVE YEARS   TEN YEARS   LIFE OF FUND**
BLUE CHIP FUND                [  ]%       [  ]%         N/A        [ ]%
HIGH YIELD FUND               [  ]        [  ]          [ ]%       N/A
INSURED TAX EXEMPT FUND       [  ]        [  ]          N/A        [ ]

      TOTAL RETURN:*

                              ONE YEAR   FIVE YEARS   TEN YEARS   LIFE OF FUND**
BLUE CHIP FUND                [  ]%       [  ]%         N/A        [ ]%
HIGH YIELD FUND               [  ]        [  ]          [ ]%       N/A
INSURED TAX EXEMPT FUND       [  ]        [  ]          N/A        [ ]


--------------------
* All return figures reflect the current maximum sales charge of 4.75% and dividends reinvested at net asset value. Prior to October 28, 1988, the maximum sales charge for HIGH YIELD FUND was 4.00% and its dividends were reinvested at the public offering price (net asset value plus applicable sales charge). Certain expenses of the Funds have been waived or reimbursed from commencement of operations through December 31, 1998. Accordingly, return figures are higher than they would have been had such expenses not been waived or reimbursed.

** The  inception  dates for the Funds are as follows:  BLUE CHIP FUND - May 17,
   1990; HIGH YIELD FUND - March 24, 1987; and INSURED TAX EXEMPT FUND - July 26, 1990.



    Average annual total return and total return may also be based on investment at reduced sales charge levels or at net asset value. Any quotation of return not reflecting the maximum sales charge will be greater than if the maximum sales charge were used. Average annual return and total return computed at net asset value for the periods ended December 31, 1998 is set forth in the tables below:

      AVERAGE ANNUAL TOTAL RETURN:*

                              ONE YEAR   FIVE YEARS   TEN YEARS   LIFE OF FUND**
BLUE CHIP FUND                  [  ]%       [  ]%         N/A          [ ]%
HIGH YIELD FUND                 [  ]        [  ]          [ ]%         N/A
INSURED TAX EXEMPT FUND         [  ]        [  ]          N/A          [ ]

      TOTAL RETURN:*

                              ONE YEAR   FIVE YEARS   TEN YEARS   LIFE OF FUND**
BLUE CHIP FUND                 [  ]%       [  ]%         N/A          [ ]%
HIGH YIELD FUND                [  ]        [  ]          [ ]%         N/A
INSURED TAX EXEMPT FUND        [  ]        [  ]          N/A          [ ]


-----------------

* Certain expenses of the Funds have been waived or reimbursed from commencement of operations through December 31, 1998. Accordingly, return figures are higher than they would have been had such expenses not been waived or reimbursed.

** The  inception  dates for the Funds are as follows:  BLUE CHIP FUND - May 17,
   1990; HIGH YIELD FUND - March 24, 1987; and INSURED TAX EXEMPT FUND - July 26, 1990.



    Yield for HIGH YIELD FUND and INSURED TAX EXEMPT FUND is presented for a specified thirty-day period ("base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by a Fund during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of shares of that Fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price of that Fund on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine a Fund's yield. For this calculation, interest earned on debt obligations held by a Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA Certificates, based on cost). Dividends on equity securities are accrued daily at their estimated stated dividend rates.

    INSURED TAX-EXEMPT FUND's tax-equivalent yield during the base period may be presented in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the Fund's tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal to the Fund's tax-exempt yield.

    To calculate a taxable bond yield which is equivalent to a tax-exempt bond yield (for Federal tax purposes), shareholders may use the following formula:

               TAX FREE YIELD
                                   =    Taxable Equivalent Yield
            1 - Your Tax Bracket


    For the 30 days ended December 31, 1998, the yield and tax-equivalent yield (assuming a Federal tax rate of __%) for INSURED TAX EXEMPT FUND was ____% and ____, respectively. The maximum Federal tax rate for this period was 39.6%. For the 30 days ended December 31, 1998, the yield for HIGH YIELD FUND was ____%. Some of the Funds' expenses were waived or reimbursed during this period. Accordingly, yields are higher than they would have been had such expenses not been waived or reimbursed.

    The distribution rate for HIGH YIELD FUND and INSURED TAX EXEMPT FUND is presented for a twelve-month period. It is calculated by adding the dividends for the last twelve months and dividing the sum by a Fund's offering price per share at the end of that period. The distribution rate is also calculated by using a Fund's net asset value. Distribution rate calculations do not include capital gain distributions, if any, paid. The distribution rate for the twelve-month period ended December 31, 1998 for shares of HIGH YIELD FUND and INSURED TAX EXEMPT FUND calculated using the offering price was ____ % and ____%, respectively. The distribution rate for the same period for shares of HIGH YIELD FUND and INSURED TAX EXEMPT FUND calculated using the net asset value was ____ % and ____ %, respectively. During this period certain expenses of the Funds were waived or reimbursed. Accordingly, the distribution rates are higher than they would have been had such expenses not been waived or reimbursed.

    Each Fund may include in advertisements and sales literature, information, examples and statistics to illustrate the effect of compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated
period of time resulting from the payment of dividends and capital gain distributions in additional shares. These examples may also include hypothetical returns comparing taxable versus tax-deferred growth which would pertain to an IRA, section 403(b)(7) Custodial Account or other qualified retirement program. The examples used will be for illustrative purposes only and are not representations by the Funds of past or future yield or return. Examples of typical graphs and charts depicting such historical performances, compounding and hypothetical returns are included in Appendix C.

    From time to time, in reports and promotional literature, the Funds may compare their performance to, or cite the historical performance of, Overnight Government repurchase agreements, U.S. Treasury bills, notes and bonds, certificates of deposit, and six-month money market certificates or indices of broad groups of unmanaged securities considered to be representative of, or similar to, a Fund's portfolio holdings, such as:

    Lipper Analytical Services, Inc. ("Lipper") is a widely-recognized independent service that monitors and ranks the performance of regulated investment companies. The Lipper performance analysis includes the reinvestment of capital gain distributions and income dividends but does not take sales charges into consideration. The method of calculating total return data on indices utilizes actual dividends on ex-dividend dates accumulated for the quarter and reinvested at quarter end.

    Morningstar Mutual Funds ("Morningstar"), a semi-monthly publication of Morningstar, Inc. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the Fund's three-, five-, and ten-year average annual returns (when available) and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Fund's returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star.

    Salomon Brothers Inc., "Market Performance," a monthly publication which tracks principal return, total return and yield on the Salomon Brothers Broad Investment-Grade Bond Index and the components of the Index.

    Telerate Systems, Inc., a computer system to which the Adviser subscribes which daily tracks the rates on money market instruments, public corporate debt obligations and public obligations of the U.S. Treasury and agencies of the U.S. Government.

    THE WALL STREET JOURNAL, a daily newspaper publication which lists the yields and current market values on money market instruments, public corporate debt obligations, public obligations of the U.S. Treasury and agencies of the U.S. Government as well as common stocks, preferred stocks, convertible preferred stocks, options and commodities; in addition to indices prepared by the research departments of such financial organizations as Lehman Bros., Merrill Lynch, Pierce, Fenner and Smith, Inc., First Boston, Salomon Brothers, Morgan Stanley, Goldman, Sachs & Co., Donaldson, Lufkin & Jenrette, Value Line, Datastream International, James Capel, S.G. Warburg Securities, County Natwest and UBS UK Limited, including information provided by the Federal Reserve Board, Moody's, and the Federal Reserve Bank.

    Merrill Lynch, Pierce, Fenner & Smith, Inc., "Taxable Bond Indices," a monthly corporate government index publication which lists principal, coupon and total return on over 100 different taxable bond indices which Merrill Lynch tracks. They also list the par weighted characteristics of each Index.

    Lehman Brothers, Inc., "The Bond Market Report," a monthly publication which tracks principal, coupon and total return on the Lehman Govt./Corp. Index and Lehman Aggregate Bond Index, as well as all the components of these Indices.

    Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average of 30 stocks are unmanaged lists of common stocks frequently used as general measures of stock market performance. Their performance figures reflect changes of market prices and quarterly reinvestment of all distributions but are not adjusted for commissions or other costs.

    The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of inflation. The Index shows changes in the cost of selected consumer goods and does not represent a return on an investment vehicle.

    The  NYSE   composite  of  component   indices--unmanaged   indices  of  all
    industrial, utilities, transportation, and finance stocks listed on the NYSE.

    The Russell 2500 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 500 to 3000 by market capitalization. The Russell 2500 tracks the return on these stocks based on price appreciation or depreciation and does not include dividends and income or changes in market values caused by other kinds of corporate changes.

    The Russell 2000 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 1000 to 3000 by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and does not include dividends and income or changes in market values caused by other kinds of corporate changes.

    Reuters, a wire service that frequently reports on global business.

    Standard & Poor's Utilities Index is an unmanaged capitalization weighted index comprising common stock in approximately 40 electric, natural gas distributors and pipelines, and telephone companies. The Index assumes the reinvestment of dividends.

    Moody's Stock Index, an unmanaged index of utility stock performance.

    From time to time, in reports and promotional literature, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES and FORTUNE may also be used. In addition, quotations from articles and performance ratings and ratings appearing in daily newspaper publications such as THE WALL STREET JOURNAL, THE NEW YORK TIMES and NEW YORK DAILY NEWS may be cited.

                               GENERAL INFORMATION

    ORGANIZATION. The Trust is a Massachusetts business trust organized on October 28, 1986. The Trust is authorized to issue an unlimited number of shares of beneficial interest, no par value, in such separate and distinct series and classes of shares as the Board shall from time to time establish. The shares of beneficial interest of the Trust are presently divided into three separate and distinct series, each having one class, designated Class A shares. The Trust does not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of the Trust's outstanding shares, the Trust's Board will call a special meeting of shareholders for any purpose, including the removal of Trustees. Each share of each fund has equal voting rights. Each share of a Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation.

    CUSTODIAN. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund.

    AUDITS AND REPORTS. The accounts of each Fund are audited twice a year by Tait, Weller & Baker, independent certified public accountants, 8 Penn Center Plaza, Philadelphia, PA, 19103. Shareholders of each Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.

    LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036 serves as counsel to the Funds.

    TRANSFER AGENT. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of EIMCO and EIC, acts as transfer agent for the Funds and as redemption agent for regular redemptions. The fees charged to each Fund by the Transfer Agent are $5.00 to open an account; $3.00 for each certificate issued; $.75 per account per month; $10.00 for each legal transfer of shares; $.45 per account per dividend declared; $5.00 for each exchange of shares into a Fund; $5.00 for each partial withdrawal or complete liquidation; $1.00 for each Systematic Withdrawal Plan check; $4.00 for each shareholder services call; $20.00 for each item of correspondence; and $1.00 per account per report required by any governmental authority. Additional fees charged to the Funds by the Transfer Agent are assumed by the Underwriter. The Transfer Agent reserves the right to change the fees on prior notice to the Funds. Upon request from shareholders, the Transfer Agent will provide an account history. For account histories covering the most recent three year period, there is no charge. The Transfer Agent charges a $5.00 administrative fee for each account history covering the period 1983 through 1994 and $10.00 per year for each account history covering the period 1974 through 1982. Account histories prior to 1974 will not be provided. If any communication from the Transfer Agent to a shareholder is returned from the U.S. Postal Service marked as "Undeliverable" two consecutive times, the Transfer Agent will cease sending any further materials to the shareholder until the Transfer Agent is provided with a correct address. Efforts to locate a shareholder will be conducted in accordance with SEC rules and regulations prior to escheatment of funds to the appropriate state treasury. The Transfer Agent may deduct the costs of its efforts to locate a shareholder from the shareholder's account. These costs may include a percentage of the account if a search company charges such a fee in exchange for its location services. The Transfer Agent is not responsible for any fees that states and/or their representatives may charge for processing the return of funds to investors whose funds have been escheated. The Transfer Agent's telephone number is 1-800-423-4026.

    5%/25% SHAREHOLDERS.  As of April 1, 1999, [UPDATE FOR EACH FUND.]

    SHAREHOLDER LIABILITY. The Trust is organized as an entity known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the property of the Trust of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Trust may have an obligation to indemnify Trustees and officers with respect to litigation.

    TRADING BY PORTFOLIO MANAGERS AND OTHER ACCESS PERSONS. Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust and the Adviser have adopted Codes of Ethics restricting personal securities trading by portfolio managers and other access persons of the Funds. Among other things, such persons, except the Trustees: (a) must have all non-exempt trades pre-cleared;
(b) are restricted from short-term trading; (c) must provide duplicate statements and transactions confirmations to a compliance officer; and (d) are prohibited from purchasing securities of initial public offerings.

                                   APPENDIX A
                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

STANDARD & POOR'S RATINGS GROUP

    Standard & Poor's Ratings Group ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest.

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

MOODY'S INVESTORS SERVICE, INC.

    Moody's Investors Service, Inc. ("Moody's") short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

    PRIME-1 Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

    -   Leading market positions in well-established industries.
    -   High rates of return on funds employed.
    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                   APPENDIX B
                      DESCRIPTION OF MUNICIPAL NOTE RATINGS

STANDARD & POOR'S RATINGS GROUP

    S&P's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

    SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

MOODY'S INVESTORS SERVICE, INC.

    Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the difference between short-term credit risk and long-term risk.

    MIG-1. Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

                                   APPENDIX C

    [The following tables are represented as graphs in the printed document.]

The following graphs and chart illustrate hypothetical returns:

                                INCREASE RETURNS

This graph shows over a period of time even a small increase in returns can make a significant difference. This assumes a hypothetical investment of $10,000.

       Years        10%             8%             6%             4%
       -----      -------         ------         ------         ------
          5        16,453         14,898         13,489         12,210
         10        27,070         22,196         18,194         14,908
         15        44,539         33,069         24,541         18,203
         20        73,281         49,268         33,102         22,226
         25       120,569         73,402         44,650         27,138


                               INCREASE INVESTMENT

This graph shows the more you invest on a regular basis over time, the more you can accumulate. this assumes monthly installment with a constant hypothetical return rate of 8%.

       Years        $100          $250           $500          $1,000
       -----       ------        -------        -------        -------
          5         7,348         18,369         36,738         73,476
         10        18,295         43,736         91,473        182,946
         15        34,604         86,509        173,019        346,038
         20        58,902        147,255        294,510        589,020
         25        95,103        237,757        475,513        951,026

    [The following table is represented as a graph in the printed document.]

This chart illustrates the time value of money based upon the following assumptions:

If you invested $2,000 each year for 20 years, starting at 25, assuming a 9% investment return, you would accumulate $573,443 by the time you reach age 65. However, had you invested the same $2,000 each year for 20 years, at that rate, but waited until age 35, you would accumulate only $242,228 - a difference of $331,215.

               25 years old ..............   573,443
               35 years old ..............   242,228
               45 years old ..............   103,320

     For each of the above graphs and chart it should be noted that systematic investment plans do not assume a profit or protect against loss in declining markets. Investors should consider their financial ability to continue purchases through periods of both high and low price levels. Figures are hypothetical and for illustrative purposes only and do not represent any actual investment or performance. The value of a shareholder's investment and return may vary.

    [The following table is represented as a chart in the printed document.]

The following chart illustrates the historical performance of the Dow Jones Industrial Average from 1928 through 1996.

                   1928 ..................    300.00
                   1929 ..................    248.48
                   1930 ..................    164.58
                   1931 ..................     77.90
                   1932 ..................     59.93
                   1933 ..................     99.90
                   1934 ..................    104.04
                   1935 ..................    144.13
                   1936 ..................    179.90
                   1937 ..................    120.85
                   1938 ..................    154.76
                   1939 ..................    150.24
                   1940 ..................    131.13
                   1941 ..................    110.96
                   1942 ..................    119.40
                   1943 ..................    136.20
                   1944 ..................    152.32
                   1945 ..................    192.91
                   1946 ..................    177.20
                   1947 ..................    181.16
                   1948 ..................    177.30
                   1949 ..................    200.10
                   1950 ..................    235.40
                   1951 ..................    269.22
                   1952 ..................    291.89
                   1953 ..................    280.89
                   1954 ..................    404.38
                   1955 ..................    488.39
                   1956 ..................    499.46
                   1957 ..................    435.68
                   1958 ..................    583.64
                   1959 ..................    679.35
                   1960 ..................    615.88
                   1961 ..................    731.13
                   1962 ..................    652.10
                   1963 ..................    762.94
                   1964 ..................    874.12
                   1965 ..................    969.25
                   1966 ..................    785.68
                   1967 ..................    905.10
                   1968 ..................    943.75
                   1969 ..................    800.35
                   1970 ..................    838.91
                   1971 ..................    890.19
                   1972 ..................  1,020.01
                   1973 ..................    850.85
                   1974 ..................    616.24
                   1975 ..................    858.71
                   1976 ..................  1,004.65
                   1977 ..................    831.17
                   1978 ..................    805.01
                   1979 ..................    838.74
                   1980 ..................    963.98
                   1981 ..................    875.00
                   1982 ..................  1,046.55
                   1983 ..................  1,258.64
                   1984 ..................  1,211.56
                   1985 ..................  1,546.67
                   1986 ..................  1,895.95
                   1987 ..................  1,938.80
                   1988 ..................  2,168.60
                   1989 ..................  2,753.20
                   1990 ..................  2,633.66
                   1991 ..................  3,168.83
                   1992 ..................  3,301.11
                   1993 ..................  3,754.09
                   1994 ..................  3,834.44
                   1995 ..................  5,000.00
                   1996 ..................  6,000.00

     The performance of the Dow Jones Industrial Average is not indicative of the performance of any particular investment. It does not take into account fees and expenses associated with purchasing mutual fund shares. Individuals cannot invest directly in any index. Please note that past performance does not guarantee future results.

    [The following table is represented as a chart in the printed document.]

The following chart shows that inflation is constantly eroding the value of your money.

                       THE EFFECTS OF INFLATION OVER TIME

                   1966 .......................  96.61836
                   1967 .......................  93.80423
                   1968 .......................  89.59334
                   1969 .......................  84.36285
                   1970 .......................  79.88906
                   1971 .......................  77.33694
                   1972 .......................  74.79395
                   1973 .......................  68.80768
                   1974 .......................  61.27131
                   1975 .......................  57.31647
                   1976 .......................  54.63915
                   1977 .......................  51.20820
                   1978 .......................  46.98000
                   1979 .......................  41.46514
                   1980 .......................  36.85790
                   1981 .......................  33.84564
                   1982 .......................  32.60659
                   1983 .......................  31.41290
                   1984 .......................  30.23378
                   1985 .......................  29.12696
                   1986 .......................  28.81005
                   1987 .......................  27.59583
                   1988 .......................  26.43279
                   1989 .......................  25.27035
                   1990 .......................  23.81748
                   1991 .......................  23.10134
                   1992 .......................  22.45028
                   1993 .......................  21.86006
                   1994 .......................  21.28536
                   1995 .......................  20.76620
                   1996 .......................  20.16135


                   1996 .......................  100.00
                   1997 .......................  103.00
                   1998 .......................  106.00
                   1999 .......................  109.00
                   2000 .......................  113.00
                   2001 .......................  116.00
                   2002 .......................  119.00
                   2003 .......................  123.00
                   2004 .......................  127.00
                   2005 .......................  130.00
                   2006 .......................  134.00
                   2007 .......................  138.00
                   2008 .......................  143.00
                   2009 .......................  147.00
                   2010 .......................  151.00
                   2011 .......................  156.00
                   2012 .......................  160.00
                   2013 .......................  165.00
                   2014 .......................  170.00
                   2015 .......................  175.00
                   2016 .......................  181.00
                   2017 .......................  186.00
                   2018 .......................  192.00
                   2019 .......................  197.00
                   2020 .......................  203.00
                   2021 .......................  209.00
                   2022 .......................  216.00
                   2023 .......................  222.00
                   2024 .......................  229.00
                   2025 .......................  236.00
                   2026 .......................  243.00

Inflation erodes your buying power. $100 in 1966, could purchase five times the goods and service as in 1996 ($100 vs. $20).* Projecting inflation at 3%, goods and services costing $100 today will cost $243 in the year 2026.

* Source: Consumer Price Index, U.S. Bureau of Labor Statistics.

    [The following tables are represented as graphs in the printed document.]

This chart illustrates that historically, the longer you hold onto stocks, the greater chance that you will have a positive return.

                               1926 through 1996*

                               Total           Number of       Percentage of
                             Number of         Positive           Positive
   Rolling Period             Periods           Periods           Periods
   --------------             -------           -------           -------
     1-Year                      71                51                72%
     5-Year                      67                60                90%
     10-Year                     62                60                97%
     15-Year                     57                57               100%
     20-Year                     52                52               100%


The following chart shows the compounded annual return of large company stocks compared to U.S. Treasury Bills and inflation over the most recent 15 year period. **

                    Compound Annual Return from 1982 -- 1996*

                    Inflation .....................   3.55
                    U.S. Treasury Bills ...........   6.50
                    Large Company Stocks ..........  16.79


The following chart illustrates for the period shown that long-term corporate bonds have outpaced U.S. Treasury Bills and inflation.

                    Compound Annual Return from 1982 -- 1996*

                    Inflation .....................   3.55
                    U.S. Treasury Bills ...........   6.50
                    Long-Term Corp. bonds .........  13.66


* Source: Used with permission. (c)1997 Ibbotson Associates, Inc. All rights reserved. [Certain provisions of this work were derived from copyrighted works of Roger G. Ibbotson and Rex Sinquefield.]

** Please note that U.S. Treasury bills are guaranteed as to principal and interest payments (although the funds that invest in them are not), while stocks will fluctuate in share price. Although past performance cannot guarantee future results, returns of U.S. Treasury bills historically have not outpaced inflation by as great a margin as stocks.

The accompanying table illustrates that if you are in the 36% tax bracket, a tax-free yield of 3% is actually equivalent to a taxable investment earning 4.69%.

                          Your Taxable Equivalent Yield

                                        Your Federal Tax Bracket
                           ---------------------------------------------

                           28.0%        31.0%       36.0%       39.6%
  your tax-free yield
          3.00%             4.17%        4.35%       4.69%       4.97%
          3.50%             4.86%        5.07%       5.47%       5.79%
          4.00%             5.56%        5.80%       6.25%       6.62%
          4.50%             6.25%        6.52%       7.03%       7.45%
          5.00%             6.94%        7.25%       7.81%       8.25%
          5.50%             7.64%        7.97%       8.59%       9.11%


This information is general in nature and should not be construed as tax advice. Please consult a tax or financial adviser as to how this information affects your particular circumstances.

    [The following table is represented as a graph in the printed document.]


The following graph illustrates how income has affected the gains from stock investments since 1965.


          S&P 500 Dividends Reinvested            S&P 500 Principal Only

12/31/64                        10,000                            10,000
12/31/65                        11,269                            10,906
12/31/66                        10,115                             9,478
12/31/67                        12,550                            11,383
12/31/68                        13,948                            12,255
12/31/69                        12,795                            10,863
12/31/70                        13,299                            10,873
12/31/71                        15,200                            12,046
12/31/72                        18,088                            13,929
12/31/73                        15,431                            11,510
12/31/74                        11,346                             8,090
12/31/75                        15,570                            10,642
12/31/76                        19,296                            12,680
12/31/77                        17,915                            11,221
12/31/78                        19,092                            11,340
12/31/79                        22,645                            12,736
12/31/80                        30,004                            16,019
12/31/81                        28,528                            14,460
12/31/82                        34,674                            16,595
12/31/83                        42,496                            19,461
12/31/84                        45,161                            19,733
12/31/85                        59,489                            24,930
12/31/86                        70,594                            28,575
12/31/87                        74,301                            29,154
12/31/88                        86,641                            32,769
12/31/89                       114,093                            41,699
12/31/90                       110,549                            38,964
12/31/91                       144,230                            49,214
12/31/92                       155,218                            51,411
12/31/93                       170,863                            55,039
12/31/94                       173,120                            54,191
12/31/95                       238,175                            72,676
12/31/96                       292,863                            87,403
11/30/97                       383,977                           112,732


Source: First Investors Management Company, Inc. Standard & Poor's is a registered trademark. The S&P 500 is an unmanaged index comprising 500 common stocks spread across a variety of industries. The total returns represented above compare the impact of reinvestment of dividends and illustrates past performance of the index. The performance of any index is not indicative of the performance of a particular investment and does not take into account the effects of inflation or the fees and expenses associated with purchasing mutual fund shares. Individuals cannot invest directly in any index. Mutual fund shares will fluctuate in value, therefore, the value of your original investment and your return may vary. Moreover, past performance is no guarantee of future results.

                            Financial Statements
                             as of December 31, 1998

    Registrant incorporates by reference the financial statements and report of independent auditors contained in the Annual Report to shareholders for the fiscal year ended December 31, 1998 electronically filed with the Securities and Exchange Commission on March __, 1999 (Accession Number: ______________).

FIRST INVESTORS LOGO

Shareholder Manual


A Guide to Your
First Investors
Mutual Fund Account

as of February 19, 1999

INTRODUCTION

Investing in mutual funds doesn't have to be complicated. In addition to a wide variety of mutual funds, First Investors offers personalized service. Your registered representative is available to answer your questions and help you process your transactions. In the event you wish to process a transaction directly, the material provided in this easy-to-follow guide tells you how to contact us and explains our policies and procedures. Please note that there are special rules for money market funds. Please read this manual completely to gain a better understanding of how shares are bought, sold, exchanged, and transferred. In addition, the manual provides you with a description of the services we offer to simplify investing. The services, privileges and fees referenced in this manual are subject to change. You should call our Shareholder Services Department at 1 (800) 423-4026 before initiating any transaction. This manual must be preceded or accompanied by a First Investors mutual fund prospectus. For more complete information on any First Investors Fund, including charges and expenses, refer to the prospectus. Read the prospectus carefully before you invest or send money.



                              Principal Underwriter
                           First Investors Corporation
                                 95 Wall Street
                               New York, NY 10005
                                 Transfer Agent
                               Administrative Data
                                Management Corp.
                                 581 Main Street
                              Woodbridge, NJ 07095
                                 1-800-423-4026

TABLE OF CONTENTS

HOW TO BUY SHARES

To Open An Account .........................................................  5
To Open a Retirement Account ...............................................  6
Minimum Initial Investment .................................................  6
Additional Investments .....................................................  6
Acceptable Forms of Payment ................................................  6
Share Classes ..............................................................  6
Share Class Specification ..................................................  7
Class A Shares .............................................................  7
Sales Charge Waivers & REductions on Class A Shares ........................  7
Class B Shares .............................................................  9
How To Pay ................................................................. 10
Wire Transfers ............................................................. 11
Distribution Cross-Investment .............................................. 12

HOW TO SELL SHARES
REDEMPTION OPTIONS ......................................................... 13
Written Redemptions ........................................................ 13
Telephone Redemptions ...................................................... 13
Electronic Funds Transfer .................................................. 13
Systematic Withdrawal Plans ................................................ 14
Expedited Wire Redemptions ................................................. 14

HOW TO EXCHANGE SHARES
Exchange Methods ........................................................... 15
Exchange Conditions ........................................................ 16
Exchanging Funds With.
Automatic Investments or
Systematic Withdrawals ..................................................... 16


WHEN AND HOW ARE FUND SHARES PRICED? ....................................... 17

HOW ARE PURCHASE, REDEMPTION, AND EXCHANGE ORDERS PROCESSED AND PRICED? .... 17
Purchases .................................................................. 17
Redemptions ................................................................ 18
Exchanges .................................................................. 18
Orders Placed Via First Investors Registered Representatives ............... 18
Special Rules for Money Market Funds ....................................... 19

SPECIAL RULES FOR MONEY MARKET ACCOUNTS .................................... 18

RIGHT TO REJECT PURCHASE OR EXCHANGE ORDERS ................................ 19

SIGNATURE GUARANTEE ARE REQUIRED............................................ 19

TELEPHONE SERVICES TELEPHONE EXCHANGES AND REDEMPTIONS ..................... 20
Security MEasures .......................................................... 20
Eligibility ................................................................ 20

NON-RETIREMENT ACCOUNTS .................................................... 20

RETIREMENT ACCOUNTS ........................................................ 20

Shareholder Services ....................................................... 21

OTHER SERVICES ............................................................. 22
Reinvestment Privilege ..................................................... 22
Certificate Shares ......................................................... 22
Money Market Fund Draft Checks ............................................. 22
Return Mail ................................................................ 23
Transferring Shares ........................................................ 23

ACCOUNT STATEMENTS
Transaction Confirmation Statements ........................................ 24
Master Account Statements .................................................. 24
Annual and Semi-Annual Reports ............................................. 24

DIVIDENDS AND DISTRIBUTIONS
Dividends and Distributions ................................................ 25
Buying a Dividend .......................................................... 25

TAX FORMS .................................................................. 26

HOW TO BUY SHARES

First Investors offers a wide variety of mutual funds to meet your financial needs ("FI Funds"). Your First Investors registered representative will review your financial objectives and risk tolerance, explain our product line and services, and help you select the right investments. Call our Shareholder Services Department at 1 (800) 423-4026 for the number of the First Investors office near you or visit us on-line at www.firstinvestors.com

o TO OPEN AN ACCOUNT
Before investing, you must establish an account with your broker/dealer. At First Investors Corporation ("FI") you do this by completing and signing a Master Account Agreement ("MAA"). After you determine the fund(s) you want to purchase, deliver your completed MAA and your check, made payable to First Investors Corporation, to your registered representative. New client accounts must be established through your registered representative. You need to tell us how you want your shares registered when you open a new Fund account. Please keep the following information in mind:

-JOINT ACCOUNTS. For any account with two or more owners, all owners must sign requests to process transactions. Telephone privileges allow any one of the owners to process transactions independently.

-GIFTS AND TRANSFERS TO MINORS. Custodial accounts for a minor may be established under your state's Uniform Gifts/Transfers to Minors Act. Custodial accounts are registered under the minor's social security number.

TRUSTS. A trust account may be opened only if you have a valid written trust document.

-TRANSFER ON DEATH (TOD). TOD registrations, available on all FI Funds in all states, allow individual and joint account owners to name one or more beneficiaries. The ownership of the account automatically passes to the named beneficiaries in the event of the death of all account owners.

-DIVIDENDS AND CAPITAL GAINS. Fund distributions will be automatically reinvested in your account unless you request otherwise.





_______________________________________________________________________________
SOME REGISTRATIONS REQUIRE ADDITIONAL PAPERWORK.
_______________________________________________________________________________
TYPE OF ACCOUNT          ADDITIONAL DOCUMENTS REQUIRED

Corporations
Partnership
& Trusts                 First Investors Certificate of Authority

Transfer On Death        First Investors TOD Registration Request Form
(TOD)

Estates Original or Certified Copy of Death Certificate Certified Copy of Letters Testamentary/Administration First Investors Executor's Certification & Indemnification Form

Conservatorships         Copy of court document appointing Conservator/Guardian
& Guardianships
_______________________________________________________________________________
oTO OPEN A RETIREMENT ACCOUNT

Fund shares may be purchased for your  retirement  account by completing the MAA
and  the  appropriate  retirement  plan  application.   First  Investors  offers
retirement  plans for both  individuals  and  employers  as follows:

INDIVIDUAL RETIREMENT ACCOUNTS
including Roth, Traditional, and Rollover IRAs.

SIMPLE IRAS offered by employers.

SEP-IRAS (SIMPLIFIED EMPLOYEE PENSION PLANS) for small business owners or people with income from self-employment, including SARSEP IRAs.

403(B)(7) accounts for employees of eligible tax-exempt organizations such as schools, hospitals and charitable organizations.

401(K) plans for employers.

MONEY PURCHASE PENSION & PROFIT SHARING plans for sole proprietors.

For more information about these plans call your registered representative or our Shareholder Services Department at 1 (800) 423-4026.

oMINIMUM INITIAL INVESTMENT

You can open a non-retirement account with a check made payable to First Investors Corporation for as little as $1,000. The minimum is waived if you open an account through one of our Automatic Investment Programs (see "How to Pay") or through a full exchange from another FI Fund. You can open a First Investors Traditional IRA or Roth IRA with as little as $500 (except for the Cash Management Fund which requires a $1,000 investment). Other retirement accounts may have lower initial investment requirements at the Fund's discretion.

oADDITIONAL INVESTMENTS

Once you have established an account, you can add to it through your registered representative or by sending us a check directly. There is no minimum requirement on additional purchases into existing fund accounts. Remember to include your FI Fund account number on your check made payable to First Investors Corporation. Mail checks to: First Investors Corporation Attn: Dept. Cp 581 Main Street Woodbridge, NJ 07095-1198

oACCEPTABLE FORMS OF PAYMENT

The following forms of payment are acceptable:

-checks made payable to First Investors Corporation
-Money Line electronic funds transfers
-federal funds wire transfers For your protection, never give your registered representative cash or a check made payable to your registered representative.

We do not accept:
-Third party checks

-Traveler's checks

-Checks drawn on non-US banks

-Money orders

-Cash

oSHARE CLASSES

All FI Funds are available in Class A and Class B shares. Direct purchases into Class B share money market accounts are not accepted. Class B money market fund shares may only be acquired through an exchange from another Class B share account or through Class B share dividend cross-reinvestment.

Each class of shares has its own cost structure. As a result, different classes of shares in the same fund generally have different prices. Class A shares have a front-end sales charge. Class B shares have a contingent deferred sales charge ("CDSC"). While both classes have a Rule 12b-1 fee, the fee on Class B shares is generally higher. The principal advantages of Class A shares are that they have lower overall expenses, the availability of quantity discounts on sales charges, and certain account privileges that are not offered on Class B shares. The principal advantage of Class B shares is that all your money is put to work from the outset. Your registered representative can help you decide which class of shares is best for you.

oSHARE CLASS SPECIFICATION

It's very important to specify which class of shares you wish to purchase when you open a new account. All First Investors account applications have a place to designate your preference. If you do not specify which class of shares you want to purchase, Class A shares will automatically be purchased.

oCLASS A SHARES

When you buy Class A shares, you pay the offering price - the net asset value of the fund plus a front-end sales charge. The front-end sales charge declines with larger investments.


_______________________________________________________________________________
    CLASS A SALES CHARGES
_______________________________________________________________________________
As a % OF AS a % of your
Investment               offering price          investment
up to $24,999                6.25%                  6.67%
$25,000 - $49,999            5.75%                  6.10%
$50,000 - $99,999            5.50%                  5.82%
$100,000 - $249,999          4.50%                  4.71%
$250,000 - $499,999          3.50%                  3.63%
$500,000 - $999,999          2.50%                  2.56%

Investments of $1 million or more will only be made in Class A shares at the Fund's net asset value.

Generally, you should consider purchasing Class A shares if you plan to invest $250,000 or more either initially or over time.
_______________________________________________________________________________
_______________________________________________________________________________

oSALES CHARGE WAIVERS & REDUCTIONS ON CLASS A SHARES

If you qualify for one of the sales charge reductions or waivers, it is very important to let us know at the time you place your order. Include a written statement with your check explaining which privilege applies. If you do not include this statement we cannot guarantee that you will receive the reduction or waiver.

CLASS A SHARES MAY BE PURCHASED WITHOUT A SALES CHARGE:

1: By an officer, trustee, director, or employee of the Fund, the Fund's adviser or subadviser, First Investors Corporation, or any affiliates of First Investors Corporation.

2: By a former officer, trustee, director, or employee of the Fund, First Investors Corporation, or their affiliates provided the person worked for the company for at least 5 years and retired or terminated employment in good standing.

3: By a FI registered representative or an authorized dealer, or by his/her spouse, child (under age 21) or grandchild (under age 21).

4: When fund  distributions are reinvested in Class A shares.

5: When Systematic Withdrawal  Plan payments are  reinvested in Class A shares.

6: When qualified retirement plan loan repayments are reinvested in Class A shares.

7: With the liquidation proceeds from a First Investors Life Variable Annuity Fund A, C, or D contract within one year of the contract's maturity date.

8:When dividends (at least $50 a year) from a First Investors Life Insurance Company policy are invested into an EXISTING account.

9: When a group qualified plan (401(k) plans, money purchase pension plans, profit sharing plans and 403(b) plans that are subject to Title I of ERISA) is reinvesting redemption proceeds from another fund on which a sales charge or CDSC was paid.

10: With distribution proceeds from a First Investors group qualified plan account into an IRA.

11: By participant directed group qualified plans with 100 or more eligible employees or $1,000,000 or more in assets.

12: In amounts of $1 million or more.

13: By individuals under a Letter of Intent or Cumulative Purchase Privilege of $1 million or more.

FOR ITEMS 9 THROUGH 13 ABOVE: A CDSC OF 1.00% WILL BE
DEDUCTED IF SHARES ARE REDEEMED WITHIN 2 YEARS OF PURCHASE.

SALES CHARGES ON CLASS A SHARES MAY BE REDUCED FOR:

1: Participant directed group qualified retirement plans with 99 or fewer eligible employees. The initial sales charge is reduced to 3.00% of the offering price.

2: Certain unit trust holders ("unitholders") who elect to invest the entire amount of principal, interest, and/or capital gains distributions from their unit investment trusts in Class A shares. Unitholders of various series of New York Insured Municipals-Income Trust sponsored by Van Kampen Merrit, Inc., unitholders of various series of the Multistate Tax Exempt trust sponsored by Advest Inc., and unitholders of various series of the Insured Municipal Insured National Trust, J.C. Bradford & Co. as agent, may buy Class A shares of a FI Fund with unit trust distributions at the net asset value plus a sales charge of 1.5%. Unitholders of various tax-exempt trusts, other than the New York Trust, sponsored by Van Kampen Merritt Inc. may buy Class A shares of a FI Fund at the net asset value plus a sales charge of 1.0%.

Unitholders may make additional purchases, other than those made by unit trust distributions, at the Fund's regular offering price.

CUMULATIVE PURCHASE PRIVILEGE The Cumulative Purchase Privilege lets you add the value of all your existing FI Fund accounts (Class A and Class B shares) to the amount of your next Class A share investment to reach sales charge discount breakpoints. For example, if the combined value of your existing FI Fund accounts is $25,000, your next purchase will be eligible for a sales charge discount at the $25,000 level. Cumulative Purchase discounts are applied to purchases as indicated in the first column of the Class A Sales Charge table.

All your accounts registered with the same social security number will be linked together under the Cumulative Purchase Privilege. In addition, your spouse's accounts and custodial accounts held for minor children residing at your home can also be linked to your accounts upon request.

-Conservator accounts are linked to the social security number of the ward, not the conservator.

-Sole proprietorship accounts are linked to personal/family accounts only if the account is registered with a social security number, not an employer identification number ("EIN").

-Testamentary trusts and living trusts may be linked to other accounts registered under the same trust EIN, but not to the personal accounts of the trustee(s).

-Estate accounts may only be linked to other accounts registered under the same EIN of the estate or social security number of the decedent.

-Church and religious organizations may link accounts to others registered with the same EIN but not to the personal accounts of any member.

LETTER OF INTENT

A Letter of Intent ("LOI") lets you purchase at a discounted sales charge level even though you do not yet have sufficient investments to qualify for that discount level. An LOI is a commitment by you to invest a specified dollar amount during a 13-month period. The amount you agree to invest determines the sales charge you pay. Under an LOI, you can reduce the initial sales charge on Class A share purchases based on the total amount you agree to invest in both Class A and Class B shares during the 13 month period. Purchases made up to 90 days before the date of the LOI may be included.

Your LOI can be amended in two ways. First, you may file an amended LOI to raise or lower the LOI amount during the 13 month period. Second, your LOI will be automatically amended if you invest more than your LOI amount during the 13-month period and qualify for an additional sales charge reduction.

By purchasing under an LOI, you acknowledge and agree to the following:

-You authorize First Investors to reserve 5% of your total intended investment in shares held in escrow in your name until the LOI is completed.

-First Investors is authorized to sell any or all of the escrow shares to satisfy any additional sales charges owed in the event you do not fulfill the LOI.

-Although you may exchange all your shares, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

oCLASS B SHARES

Class B shares are sold without an initial sales charge, putting all your money to work for you immediately. If you redeem Class B shares within 6 years of purchase, a CDSC will be imposed. The CDSC declines from 4% to 0% over a 6-year period, as shown in the chart below. Class B share money market fund shares are not sold directly. They can only be acquired through an exchange from another Class B fund account. Class B shares, and the dividend and distribution shares they earn, automatically convert to Class A shares after 8 years, reducing future annual expenses.

Generally, you should consider purchasing Class B shares if you intend to invest less than $250,000 and you would rather pay higher ongoing expenses than an initial sales charge.


                             CLASS B SALES CHARGES

        THE CDSC DECLINES OVER TIME AS SHOWN IN THE TABLE BELOW:
     ________________________________________________________________
        Year   1      2      3      4       5      6      7+
     ________________________________________________________________
        CDSC   4%     4%     3%     3%      2%     1%     0%
     ________________________________________________________________

If shares redeemed are subject to a CDSC, the CDSC will be based on the lesser of the original purchase price or redemption price. There is no CDSC on shares acquired through dividend and capital gains reinvestment. We call these "free shares."

Anytime you sell shares, your shares will be redeemed in the following manner to ensure that you pay the lowest possible CDSC:

FIRST-Class B shares representing dividends and capital gains that are not subject to a CDSC.

SECOND-Class B shares held more than six years which are not subject to a CDSC.

THIRD-Class B shares held longest which will result in the lowest CDSC.

For purposes of calculating the CDSC, all purchases made during the calendar month are deemed to have been made on the first business day of the month at the average cost of the shares purchased during that period.

SALES CHARGE WAIVERS ON CLASS B SHARES

The CDSC on Class B shares does not apply to:

1: Appreciation on redeemed shares above their original purchase price.

2: Redemptions due to death or disability (as defined in section 72(m)(7) of the Internal Revenue Code) requested within one year of death. Additional documentation is required.

3: Distributions from employee benefit plans due to termination or plan transfer.

4: Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5: Distributions upon reaching required minimum age 70 1/2 provided you have held the shares for at least three years.

6: Annual redemptions of up to 8% of your account's value redeemed by a Systematic Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

7: Shares redeemed from advisory accounts managed by or held by the Fund's investment advisor or any of its affiliates.

8: Tax-free returns of excess contributions from employee benefit plans.

9: Redemptions of non-retirement shares purchased with proceeds from the sale of shares of another fund group between April 29, 1996 and June 30, 1996 that did not pay a sales charge (other than money market fund accounts or retirement plan accounts).

10: Redemptions by the Fund when the account falls below the minimum.

11:  Redemptions  to pay  account  fees.

Include a written statement with your redemption request explaining which exemption applies. If you do not include this statement we cannot guarantee that you will receive the waiver.

oHOW TO PAY

You can invest using one or more of the
following options:

-CHECK:
You can buy shares by writing a check payable to First Investors Corporation. If you are opening a new fund account, your check must meet the fund minimum. When making purchases to an existing account, remember to include your fund account number on your check.

-AUTOMATIC INVESTMENT PROGRAMS:

We offer several automatic investment programs to simplify investing.

-MONEY LINE:

With our Money Line program, you can open an account with as little as $50 a month or $600 each year in a FI Fund account by transferring funds electronically from your bank account. You can invest up to $10,000 a month through Money Line.

Money Line allows you to select the payment amount and frequency that is best for you. You can make automatic investments bi-weekly, semi-monthly, monthly, quarterly, semi-annually, or annually. The date you select as your Money Line investment date is the date on which shares will be purchased. THE PROCEEDS MUST BE AVAILABLE IN YOUR BANK ACCOUNT TWO BUSINESS DAYS PRIOR TO THE INVESTMENT DATE.

HOW TO APPLY:

1: Complete the Electronic Funds Transfer ("EFT") section of the application to provide complete bank information and authorize EFT fund share purchases. Attach a voided check. A signature guarantee of all shareholders and bank account owners is required.

PLEASE ALLOW AT LEAST 10 BUSINESS DAYS FOR INITIAL PROCESSING.

2: Complete the Money Line section of the application to specify the amount, frequency and date of the investment.

3: Submit the paperwork to your registered representative or send it to:
ADMINISTRATIVE DATA MANAGEMENT CORP., ATTN: CONTROL DEPT., 581 MAIN STREET, WOODBRIDGE, NJ 07095-1198.

HOW TO CHANGE:

Provided you have telephone privileges, you may call Shareholder Services at 1
(800) 423-4026 to:

-Increase the payment up to $999.99.

-Decrease the payment.

-Discontinue the service.

To change investment amounts, reallocate or cancel Money Line, you must notify us at least 3 business days prior to the investment date.

You must send a signature guaranteed written request to Administrative Data Management Corp. to:

-Increase the payment to $1,000 or more.

-Change bank information.

A medallion signature guarantee (see Signature Guarantee Policy) is required to increase a Money Line payment to $2,500 or more. Changing banks or bank account numbers requires 10 days notice. Money Line service will be suspended upon notification that all account owners are deceased.

AUTOMATIC PAYROLL INVESTMENT: With our Automatic Payroll Investment service ("API") you can systematically purchase shares by salary reduction. To participate, your employer must offer direct deposit and permit you to electronically transfer a portion of your salary. Contact your company payroll department to authorize the salary reductions. If not available, you may consider our Money Line program.

Shares purchased through API are bought at the offering price on the day the electronic transfer is received by the Fund.

HOW TO APPLY:

1: Complete an API Application.

2: Complete an API
Authorization Form.

3: Submit the paperwork to your registered representative or send it to:
ADMINISTRATIVE DATA MANAGEMENT CORP., ATTN: CONTROL DEPT., 581 MAIN STREET, WOODBRIDGE, NJ 07095-1198.

oWire Transfers:

You may purchase shares via a federal funds wire transfer from your bank account into your EXISTING First Investors account. Federal fund wire transfer proceeds are not subject to a holding period and are available to you immediately upon receipt, as long as we have been notified properly.

YOU MUST CALL US AT 1 (800) 423-4026 TO ADVISE US OF AN INCOMING FEDERAL FUNDS WIRE and provide us with the federal funds wire transfer confirmation number, the amount of the wire, and the fund account number to receive same day credit.

There are special rules for money market fund accounts. To wire federal funds to an existing First Investors account (other than money markets), instruct your bank to wire your investment to: FIRST FINANCIAL SAVINGS BANK, S.L.A. ABA # 221272604 ACCOUNT # 0306142 YOUR NAME YOUR FIRST INVESTORS FUND ACCOUNT#

oDISTRIBUTION CROSS-INVESTMENT:

You can invest the dividends and capital gains from one fund account, excluding the money market funds, into another fund account in the same class of shares. The shares will be purchased at the net asset value on the day after the record date of the distribution.

-You must invest at least $50 a month or $600 a year into a NEW account.

-A signature guarantee is required if the ownership on both accounts is not identical.

You may establish a Distribution Cross-Investment service by contacting your registered representative or calling Shareholder Services at 1 (800) 423-4026.

oSYSTEMATIC WITHDRAWAL PLAN PAYMENT INVESTMENTS:

You can invest Systematic Withdrawal Plan payments (see How to Sell Shares) from one fund account in shares of another fund account.

-Payments are invested without a sales charge.

-A signature guarantee is required if the ownership on both accounts is not identical.

-Both accounts must be in the same class of shares.

-You must invest at least $600 a year if into a new  account.

-You can invest on a monthly, quarterly, semi-annual, or annual basis.

Redemptions are suspended upon notification that all account owners are deceased. Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent's legal representative.

HOW TO SELL SHARES

You can sell your shares on any day the New York Stock Exchange is open for regular trading. In the mutual fund industry, a sale is referred to as a "redemption." Redemption proceeds are generally mailed within three days. If the shares being redeemed were purchased by check, payment may be delayed to verify that the check has been honored, which may take up to 15 days from the date of purchase. Shareholders may not redeem shares by telephone or electronic funds transfer unless the shares have been owned for at least 15 days.

Redemptions of shares are not subject to the 15 day verification period if the shares were purchased via:

-Automatic  Payroll  Investment

-FIC registered representative payroll checks -First Investors Life Insurance Company checks

-Federal funds wire payments
oREDEMPTION OPTIONS

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to redeem shares. Call Shareholder Services at 1 (800) 423-4026 for more information.

WRITTEN REDEMPTIONS

You can write a letter of instruction or contact your First Investors registered representative for a liquidation request form. A written liquidation request in good order must include:

1:  The name of the fund;

2:  Your account number;

3: The dollar amount, number of shares or percentage of the account you want to redeem;

4: Share certificates (if they were issued to you);

5: Original signatures of all owners exactly as your account is registered;

6:  Signature
guarantees, if required (see Signature Guarantee Policy).

Written redemption requests should be mailed to:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198

TELEPHONE REDEMPTIONS

You, or any person we believe is authorized to act on your behalf, may redeem shares which have been owned for at least 15 days by calling our Special Services Department at 1 (800) 342-6221 from 9:00 a.m. to 5:00 p.m., EST, provided:

-Telephone privileges are available for your account registration (see Telephone Privileges);

-You have telephone privileges (see Telephone Privileges);

-You do not hold share certificates (issued shares);

-The redemption check is made payable to the registered owner(s) or pre-designated bank;

-The redemption check is mailed to your address of record;

-Your address of record has not changed within the past 60 days;

-The redemption amount is $50,000 or less; AND -The redemption amount, combined with the amount of all telephone redemptions made within the previous 30 days does not exceed $100,000.

ELECTRONIC FUNDS TRANSFER

The Electronic Funds Transfer ("EFT") service allows you to redeem shares and electronically transfer proceeds to your bank account.

YOU MUST ENROLL IN THE ELECTRONIC FUNDS TRANSFER SERVICE AND PROVIDE COMPLETE BANK ACCOUNT INFORMATION BEFORE USING THE PRIVILEGE. Signature guarantees of all shareholders and all bank account owners are required. Please allow at least 10 business days for initial processing. We will send any proceeds during the processing period to your address of record. Call your registered representative or Shareholder Services at 1 (800) 423-4026 for an application.

You may call Shareholder Services or send written instructions to Administrative Data Management Corp. to request an EFT redemption of shares which are held at least 15 days. Each EFT redemption:

1: Must be electronically transferred to your pre-designated bank account;

2: Must be at least $500;

3: Cannot exceed $50,000;

4: Cannot exceed $100,000 when added to the total amount of all EFT redemptions made within the previous 30 days.

If your redemption does not qualify for an EFT redemption, you may request to have the redemption proceeds mailed to you.

The Electronic Funds Transfer service may also be used to purchase shares (see Money Line) and transfer systematic withdrawal payments (see Systematic Withdrawal Plans) and dividend distributions (see Other Services) to your bank account.

SYSTEMATIC WITHDRAWAL PLANS

Our Systematic Withdrawal Plan allows you to redeem a specific dollar amount or percentage from your account on a regular basis. Your payments can be mailed to you or a pre-authorized payee by check, transferred to your bank account electronically (if you have enrolled in the EFT service) or invested in shares of another FI fund in the same class of shares through our Systematic Withdrawal Plan Payment investment service (see How to Buy Shares).

You can receive payments on a monthly, quarterly, semi-annual, or annual basis. Your account must have a value of at least $5,000 in non-certificated shares ("unissued shares"). The $5,000 minimum account balance is waived for required minimum distributions from retirement plan accounts. The minimum Systematic Withdrawal Plan payment is $25 (waived for Required Minimum Distributions on retirement accounts or FIL premium payments).

Once you establish the Systematic Withdrawal Plan, you should not make additional investments into this account (except money market funds). Buying shares during the same period as you are selling shares is not advantageous to you because of sales charges.

If you own Class B shares, you may establish a Systematic Withdrawal Plan and redeem up to 8% of the value of your account annually without a CDSC.

If you own Class B shares of a retirement account and you are receiving your Required Minimum Distribution through a Systematic Withdrawal Plan, up to 8% of the value of your account may be redeemed annually without a CDSC. However, if your Required Minimum Distribution exceeds the 8% limit, the applicable CDSC will be charged if the additional shares were held less than 3 years and you have not reached age 70-1/2.

To establish a Systematic Withdrawal Plan, complete the appropriate section of the account application or contact your registered representative or call Shareholder Services at 1 (800) 423-4026.

oEXPEDITED WIRE  REDEMPTIONS  (MONEY MARKET FUNDS ONLY)

Enroll in our Expedited Redemption service to wire proceeds from your FI money market account to your bank account. Call Shareholder Services at 1 (800) 423-4026 for an application or to discuss specific requirements.

-Each wire under $5,000 is subject to a $10 fee. -Six wires of $5,000 or more are permitted without charge each month. Each additional wire is $10.00.

-Wires must be directed to your pre-authorized bank account.

HOW TO EXCHANGE SHARES

The exchange privilege gives you the flexibility to change investments as your goals change without incurring a sales charge. Since an exchange is a redemption and a purchase, it creates a gain or loss which is reportable for tax purposes. You should consult your tax advisor before requesting an exchange. Read the prospectus of the FI Fund you are purchasing carefully. Review the differences in objectives, policies, risk, privileges and restrictions.

______________________________________________________________________________
EXCHANGE METHODS
_______________________________________________________________________________

METHOD                       STEPS TO FOLLOW

Through Your FI
Registered Representative    Call your registered representative.
___________________________________________________________________________________
By Phone                     Call Special Services from 9:00 a.m. to 5:00 p.m., EST
(800) 342-6221               Orders  received after the close of the New York Stock
Exchange, usually 4:00       p.m., est, are processed the following business day.

                             1.You must have telephone privileges
                            (see Telephone Transactions)

                             2.Certificate shares cannot be exchanged by phone.

                             3.For trusts, estates, attorneys-in-fact, corporations,
                             partnerships, and other entities, additional documents
                             are required.
____________________________________________________________________________________
By Mail to:                  1.Send us written instructions signed by all account
ADM                          exactly as the account is registered.
owners                       2. Include your fund account number.
ATTN: EXCHANGE DEPT.         3. Indicate either the dollar amount, number of shares
581 MAIN STREET              or percent of the account you want to exchange.
WOODBRIDGE, NJ 07095-119     4. Specify the existing account number or the name of
                             the new Fund you are exchanging into.

                             5. Include any outstanding share certificates for the shares you want to exchange.

                             6. For trusts, estates, attorneys-in-fact, corporations,
                             partnerships, and other entities, additional documents
                             are required. Call Shareholder Services at 1 (800)
                             423-4026.
____________________________________________________________________________________

oEXCHANGE CONDITIONS

1: You may only exchange  shares within the same Class.

2: Exchanges can only be
made into identically owned accounts.

3: Partial exchanges into a new fund account must meet the new fund's minimum initial investment.

4: The fund you are exchanging into must be eligible for sale in your state.

5: If your request does not clearly indicate the amount to be exchanged or the accounts involved, no shares will be exchanged.

6: Amounts
exchanged from a non-money market fund to a money market fund may be exchanged back at net asset value. Dividends earned from money market fund shares will be subject to a sales charge.

7: If you are exchanging from a money market fund to a fund with a sales charge, there will be a sales charge on any shares that were not previously subject to a sales charge. Your request must be in writing and include a statement acknowledging that a sales charge will be paid. If you exchange Class B shares of a fund for shares of a Class B money market fund, the CDSC will not be imposed and the holding period used to calculate the CDSC will carry over to the acquired shares.

8: FI Funds reserve the right to reject any exchange order which in the opinion of the Fund is part of a market timing strategy. In the event that an exchange is rejected, neither the redemption nor the purchase side of the exchange will be processed.

oEXCHANGING  FUNDS WITH AUTOMATIC  INVESTMENTS  OR  SYSTEMATIC  WITHDRAWALS

Let us know if you want to continue automatic investments into the original fund or the fund you are exchanging into ("receiving fund") or if you want to change the amount or allocation into both. Also inform us if you wish to continue, terminate, or change a preauthorized systematic withdrawal. Without specific instructions, we will amend account privileges as outlined below:

________________________________________________________________________________
                    EXCHANGE          EXCHANGE          EXCHANGE A
                    ALL SHARES TO     ALL SHARES TO     PORTION OF
                    ONE FUND          MULTIPLE          SHARES TO ONE OR
                                      FUNDS             MULTIPLE FUNDS
________________________________________________________________________________
MONEY LINE          ML moves to       ML stays with     ML stays with
(ML)                Receiving Fund    Original Fund     Original Fund


AUTOMATIC PAYROLL   API moves to      API Stays with    API stays with
INVESTMENT (API)    Receiving Fund    Original Fund     Original Fund


SYSTEMATIC          SWP moves to      SWP               SWP stays
WITHDRAWALS         Receiving Fund    Canceled          with Original Fund (SWP)
________________________________________________________________________________

WHEN AND HOW ARE FUND SHARES PRICED?

Each FI Fund prices its shares each day that the New York Stock Exchange ("NYSE") is open for trading. The share price is calculated as of the close of trading on the NYSE (generally 4:00 p.m., EST) except for shares of the money market funds which are priced as of 12:00 noon. These days are referred to as "Trading Days" in this Manual.

Each Fund calculates the net asset value of each class of its shares separately by taking the total value of class assets, subtracting class expenses, and dividing the difference by the total number of shares in the class. The price that you will pay for a share is the NAV plus any applicable front-end sales charge. You receive the NAV price if you redeem or exchange your shares, less any applicable CDSC.

Fund prices are on our website (www.firstinvestors.com) the next day. The prices for our larger funds are also reported in many newspapers, including The Wall Street Journal and The New York Times. Special pricing procedures are employed during emergencies. For a description of these procedures you can request, free of charge, a copy of a Statement of Additional Information.

HOW ARE PURCHASE, REDEMPTION, AND EXCHANGE ORDERS PROCESSED AND PRICED?

The processing and price for a purchase, redemption or exchange depends upon how your order is placed. As indicated below, special rules apply to money market transactions.

oPURCHASES

Purchases that are made by written application or order are processed when they are received in "good order" by our Woodbridge, NJ office. To be in good order, all required paperwork must be completed and payment received. If your order is received prior to the close of trading on the NYSE, it will receive that day's price (except in the case of the money market funds which are discussed below). This procedure applies whether your purchase order is given to your registered representative or mailed directly by you to our Woodbridge, NJ office.

As described previously in "How to Buy Shares," certain types of purchases can only be placed by written application. For example, purchases in connection with the opening of retirement accounts may only be made by written application. Furthermore, rollovers of retirement accounts will be processed only when we have received both written application and the proceeds of the rollover. Thus, for example, if it takes 30 days for another fund group to send us the proceeds of a retirement account, your purchase of First Investors funds will not occur until we receive the proceeds.

Some types of purchases may be phoned or electronically transmitted to us by your broker/dealer. If you give your order to a First Investors registered representative before the close of trading on the NYSE and the order is phoned to our Woodbridge, NJ office prior to 5:00 p.m., EST, your shares will be purchased at that day's price (except money market funds which are discussed below). If you are buying a First Investors Fund through a broker-dealer other than First Investors, other requirements may apply. Consult with your broker-dealer about its requirements. Payment is due within three business days of placing an order by phone or electronic means or the trade may be cancelled. (In such event, you will be liable for any loss resulting from the cancellation.) To avoid cancellation of your orders, you may arrange to open a money market account and use it to pay for subsequent purchases.

Purchases made pursuant to our Automatic Investment Programs are processed as follows:

-Money Line purchases are processed on the dates you select on your application.

-Automatic Payroll Investment Service purchases are processed on the dates that we receive funds from your employer.

oREDEMPTIONS

As described previously in "How To Sell Shares", certain redemption orders may only be made by written instructions or application. Unless you have declined Telephone Privileges, most redemptions can be made by phone by you or your registered representative.

Written redemption orders will be processed when received in good order in our Woodbridge, NJ office. Phone redemption orders will be processed when received in our Woodbridge, NJ office.

If your redemption order is received prior to the close of trading on the NYSE, you will receive that day's price (except in the case of money market funds which are discussed below). If you are redeeming through a broker-dealer other than First Investors, other requirements may apply. Consult with your broker-dealer about its requirements.

oEXCHANGES

Exchanges can generally be made by written instructions or, unless you have declined Telephone Privileges, by phone by you or your registered representative. Exchange orders are processed when we receive them in good order in our Woodbridge, NJ office.

Exchange orders received prior to the close of trading on the NYSE will be processed at that day's prices (except in the case of exchanges into or out of money market funds which are discussed below).

oORDERS PLACED VIA FIRST INVESTORS REGISTERED REPRESENTATIVES

All orders placed through a First Investors registered representative must be reviewed and approved by a principal officer of the branch office before being mailed or transmitted to the Woodbridge, NJ office.

oORDERS PLACED VIA DEALERS

It is the responsibility of the Dealer to forward or transmit orders to the Fund promptly and accurately. A fund will not be liable for any change in the price per share due to the failure of the Dealer to place the order in a timely fashion. Any such disputes must be settled between you and the Dealer.

oSPECIAL RULES FOR MONEY MARKET FUNDS

A money market fund share purchase will not be made until we receive the funds for the purchase. The funds for the purchase will not be deemed to have been received until the morning of the next Trading Day following the Trading Day on which your purchase check is received in our Woodbridge, NJ office. If a check is received in our Woodbridge, NJ office after the close of regular trading on the NYSE, the funds for the purchase will not be deemed to have been received until the morning of the second following Trading Day.

If you make your purchase by wire transfer prior to 12:00 p.m., EST, and you have previously advised us that the wire is on the way, the funds for the purchase will be deemed to have been received on that same day. You must call beforehand and give us your name, account number, the amount of the wire, and a federal reference number documenting the transfer. If we fail to receive such advance notification, the funds for your purchase will not be deemed to have been received until the morning of the next Trading Day following receipt of the federal wire and your account information. To wire funds to an existing First Investors money market account, instruct your bank to wire your investment, as applicable, to: CASH MANAGEMENT FUND BANK OF NEW YORK ABA #021000018 ACCOUNT 8900005696 YOUR NAME YOUR FIRST INVESTORS ACCOUNT # TAX-EXEMPT MONEY MARKET FUND BANK OF NEW YORK ABA #021000018 ACCOUNT 8900023198 YOUR NAME YOUR FIRST INVESTORS ACCOUNT #

Purchases by Money Line and Automatic Payroll Investment are processed in the same manner as those in other Funds.

Requests for redemptions or exchanges out of or into our money market funds must be received in writing or by phone prior to 12:00 p.m., EST, on a Trading Day, to be processed the same day. Redemption or exchange orders received after 12:00 p.m., EST, but before the close of regular trading on the NYSE, will be processed on the morning of the following Trading Day.

RIGHT TO REJECT PURCHASE OR EXCHANGE ORDERS

A fund reserves the right to reject or restrict any specific purchase request if the fund determines that doing so is in the best interest of the fund and its shareholders. Investments in a fund are designed for long-term purposes and are not intended to provide a vehicle for short-term market timing. The funds also reserve the right to reject any exchange that in the funds' opinion is part of a market timing strategy. In the event that a fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

SIGNATURE GUARANTEE POLICY

A signature guarantee protects you from the risk of a fraudulent signature and is generally required for non-standard and large dollar transactions. A signature guarantee may be obtained from your First Investors registered representative or eligible guarantor institutions including banks, savings associations, credit unions and brokerage firms which are members of the Securities Transfer Agents Medallion Program ("STAMP"), the New York Stock Exchange Medallion Signature Program ("MSP"), or the Stock Exchanges Medallion Program ("SEMP"). Please note that a notary public stamp or seal is not acceptable. The words "Signature Guaranteed" must appear beside the signature of the guarantor.

-SIGNATURE GUARANTEES ARE REQUIRED:

1: For redemptions over $50,000.

2: For redemption checks made payable to any person(s) other than the registered shareholder(s) or a major financial institution for the benefit of the registered shareholder(s).

3: For redemption checks mailed to an address other than the address of record (unless the check is mailed to a financial institution on your behalf).

4: For redemptions when the address of record has changed within 60 days of the request.

5: When a stock certificate is mailed to an address other than the address of record or to the dealer on the account.

6: When shares are transferred to a new registration.

7: When issued shares are redeemed.

8: To establish any EFT service.

9: For requests to change the address of record to a P.O. box or a "c/o" street address.

10: If multiple account owners of one account give inconsistent instructions.

11: When a transaction requires additional legal documentation.

12: When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established.

13: When an address on an account which was coded "Do Not Mail" to suppress check and dividend mailings due to a previously unknown address is updated.

14: Any other instance whereby a fund or its transfer agent deems it necessary as a matter of prudence.

TELEPHONE SERVICES TELEPHONE EXCHANGES AND REDEMPTIONS 1 (800) 342-6221

You automatically receive telephone privileges when you open a First Investors individual, joint, or custodial account unless you decline the option on your account application or send the Fund written instructions. For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required. Call Shareholder Services at 1 (800) 423-4026 for assistance.

Telephone privileges allow you to exchange or redeem shares and authorize other transactions by calling Special Services at 1 (800) 342-6221 from 9:00 a.m. to 5:00 p.m., EST, on any day the NYSE is open. Your First Investors registered representative may also use telephone privileges to execute your transactions.

oSECURITY MEASURES For your protection, the following security measures are taken:

1: Telephone requests are recorded to verify accuracy.

2: Some or all of
the following information is obtained:

-Account number -Address -Social security number

-Other information as deemed necessary

3: A written  confirmation of each
transaction  is mailed to you.

We will not be liable for following instructions if we reasonably believe the instructions are genuine based on our verification procedures.

oELIGIBILITY

NON-RETIREMENT  ACCOUNTS:

You can exchange or redeem shares of any non-retirement account by phone. Shares must be owned for 15 days for telephone redemption. Telephone exchanges and redemptions are not available on guardianship and conservatorship accounts.

RETIREMENT  ACCOUNTS:

You can exchange between shares of any participant directed IRA, 403(b) or 401(k) Simplifier plan where First Financial Savings Bank, S.L.A. is Custodian. You may also exchange shares from an individually registered non-retirement account to an IRA account registered to the same owner (provided an IRA application is on file). Telephone exchanges are permitted on 401(k) Flexible plans, money purchase pension plans and profit sharing plans if a First Investors Qualified Retirement Plan Application is on file with the fund. Contact your First Investors registered representative or call Shareholder Services at 1 (800) 423-4026 to obtain a Qualified Retirement Plan Application. Telephone redemptions are not permitted on First Investors retirement accounts.

SHAREHOLDER SERVICES:
1 (800) 423-4026

PROVIDED YOU HAVE NOT DECLINED TELEPHONE PRIVILEGES, CALL US TO UPDATE OR
CORRECT:

-Your address or phone number.

-Your birth date (important for retirement distributions).

-Your distribution option to reinvest or pay in cash (non-retirement accounts only) or initiate cross reinvestment of dividends.

-The amount of your Money Line or Automatic Payroll Investment payment.

-The allocation of your Money Line or Automatic Payroll Investment  payment.

-The amount of your Systematic Withdrawal payment.

TO REQUEST:

-A duplicate copy of a statement or tax form.

-A history of your account (the fee can be debited from your non-retirement account).

-A share certificate to be mailed to your address of record.

-A stop payment on a dividend, redemption or money market check.

-Suspension (up to six months) or cancellation of Money Line.

-Cancellation of your Systematic Withdrawal Plan.

-Cancellation of cross-reinvestment of dividends.

-Money market fund draft checks.

OTHER SERVICES

oREINVESTMENT PRIVILEGE

If you sell some or all of your Class A or Class B shares, you may be entitled to reinvest all or a portion of the proceeds in the same class of shares of a FI fund within six months of the redemption without a sales charge.

If you reinvest proceeds into a new fund account, you must meet the fund's minimum initial investment requirement.

If you reinvest all the proceeds from a Class B share redemption, you will be credited, in additional shares, for the full amount of the CDSC. If you reinvest a portion of a Class B share redemption, you will be credited with a pro-rated percentage of the CDSC.

The reinstatement privilege does not apply to automated purchases, automated redemptions, or reinvestments in Class B shares of less than $1,000. Please notify us if you qualify for this privilege. For more information, call Shareholder Services at 1 (800) 423-4026.

oCERTIFICATE  SHARES

Every time you make a purchase of Class A shares, we will credit shares to your fund account. We do not issue shares certificates unless you specifically request them. Certificates are not issued on any Class B shares or on Class A money market funds.

Having us credit shares on your behalf eliminates the expense of replacing lost, stolen, or destroyed certificates. If a certificate is lost, stolen, or damaged, you will be charged a replacement fee of the greater of 2% of the current value of the certificated shares or $25.

In addition, certificated shares cannot be redeemed or exchanged until they are returned with your transaction request. The share certificate must be properly endorsed and signature guaranteed.

oMoney Market Fund Draft Checks

Free draft check writing privileges are available when you open a First Investors Cash Management Fund or a First Investors Tax Exempt Money Market Fund account. Checks may be written for a minimum of $500. Draft checks are not available for Class B share accounts, retirement accounts, guardianships and conservatorships. Complete the Money Market Fund Check Redemption section of the account application to apply for draft checks. To order additional checks, call Shareholder Services at 1 (800) 423-4026.

Additional documentation is required to establish check writing privileges for trusts, corporations, partnerships and other entities. Call Shareholder Services at 1 (800) 423-4026 for further information.

_______________________________________________________________________________
FEE TABLE

Call Shareholder Services at 1 (800) 423-4026 or send your request to FIC, Attn:
Correspondence Dept., 581 Main Street, Woodbridge N.J. 07095-1198 to request a copy of the following records:

ACCOUNT HISTORY STATEMENTS                   CANCELLED CHECKS

1974 - 1982*   $10 per year fee              There is a $10 fee for a copy of a
1983 - present $5 total fee for all years    cancelled dividend, liquidation, or
Current &                                    investment check requested. There
Two Prior Years       Free                   cancelled money market draft check.

                                             DUPLICATE TAX FORMS

                                             Current Year     Free
                                             Prior Year(s)    $7.50 per tax form
                                                              per year
* ACCOUNT HISTORIES ARE NOT AVAILABLE
  PRIOR TO 1974.

oRETURN MAIL

If mail is returned to the fund marked undeliverable by the U.S. Postal Service after two consecutive mailings, and the fund is unable to obtain a current shareholder address, the account status will be changed to "Do Not Mail" to discontinue future mailings and prevent unauthorized persons from obtaining account information.

You can remove the "Do Not Mail" status on your account by submitting written instructions including your current address signed by all shareholders with a signature guarantee (see Signature Guarantee Policy). Additional requirements may apply for certain accounts. Call Shareholder Services at 1 (800) 423-4026 for more information.

Returned dividend checks and other distributions will be reinvested in the fund when an account's status has been changed to "Do Not Mail". No interest will be paid on outstanding checks prior to reinvestment. All future dividends and other distributions will be reinvested in additional shares until new instructions are provided. If you cannot be located within a period of time mandated by your state of residence your fund shares may be turned over to your state (in other words forfeited).

Prior to turning over assets to your state, the fund will seek to obtain a current shareholder address in accordance with Securities and Exchange Commission rules. A search company may be employed to locate a current address. The fund may deduct the costs associated with the search from your account.

oTRANSFERRING  SHARES

A transfer is a change of share ownership from one customer to another. Unlike an exchange, transfers occur within the same fund. You can transfer your shares at any time.

To transfer shares, submit a letter of instruction including:

-Your account number.

-Dollar amount, percentage, or number of shares to be transferred.

-Existing account number receiving the shares (IF ANY).

-The name(s), registration, and taxpayer identification number of the customer receiving the shares.

-The signature of each account owner requesting the transfer with signature guarantee(s).

In addition, we will request that the transferee complete a Master Account Agreement to establish a brokerage account with First Investors Corporation and validate his or her social security number to avoid back-up withholding. If the transferee declines to complete an MAA, all transactions in the account must be on an unsolicited basis and the account will be so coded.

Depending upon your account registration, additional documentation may be required to transfer shares. Transfers due to the death or disability of a shareholder also require additional documentation. Please call our Shareholder Services Department at 1 (800) 423-4026 for specific transfer requirements before initiating a request.

A transfer is a change of ownership and may trigger a taxable event. You should consult your tax advisor before initiating a transfer.

ACCOUNT STATEMENTS

oTRANSACTION CONFIRMATION STATEMENTS

You will receive a confirmation statement immediately after most transactions. These include:

-shareorder purchases

-check investments

-redemptions

-exchanges

-transfers

-systematic  withdrawals

Money Line and Automatic Payroll Investment purchases are not confirmed for each transaction. They will appear on your next regularly scheduled monthly or quarterly statement (see Dividend Schedule under "Dividends and Distributions").

A separate confirmation statement is generated for each fund account you own. It provides:

-Your fund account number -The date of the transaction

-A description of the transaction (PURCHASE, REDEMPTION, ETC.)

-The number of shares bought or sold for the transaction

-The dollar amount of the transaction

-The dollar amount of the dividend payment (IF APPLICABLE)

-The total share balance in the account -The dollar amount of any dividends or capital gains paid

-The number of shares held by you, held for you (INCLUDING ESCROW SHARES), and the total number of shares you own.

The confirmation statement also provides a perforated Investment Stub with your preprinted name, registration, and fund account number for future investments.

oMASTER ACCOUNT STATEMENTS

If First Investors Corporation is your broker, you will receive a Master Account Statement for all your identically owned First Investors fund accounts on at least a quarterly basis. The Master Account Statement will also include a recap of any First Investors Life Insurance and Executive Investors Trust accounts you may own. Joint accounts registered under your taxpayer identification number will appear on a separate Master Account Statement but may be mailed in the same envelope upon request.

The Master Account Statement provides the following information for each First Investors fund you own:

-fund name
-fund's  current market value

-total  distributions  paid  year-to-date
-total  number of shares owned

oANNUAL AND SEMI-ANNUAL REPORTS

You will also receive an Annual and a Semi-Annual Report. These financial reports show the assets, liabilities, revenues, expenses, and earnings of the fund as well as a detailed accounting of all portfolio holdings. You will receive one report per household.

DIVIDENDS AND DISTRIBUTIONS

oDIVIDENDS AND DISTRIBUTIONS

For funds that declare daily dividends, you start earning dividends on the day your purchase is made. For FI money market funds, you start earning dividends on the day federal funds are credited to your fund account. The funds declare dividends from net investment income and distribute the accrued earnings to shareholders as noted below:

________________________________________________________________________________
DIVIDEND PAYMENT SCHEDULE
________________________________________________________________________________
MONTHLY:                         QUARTERLY:             ANNUALLY (IF ANY):
Cash Management Fund             Blue Chip Fund         Global Fund
Fund for Income                  Growth & Income Fund   Special Situations Fund
Government Fund                  Total Return Fund      Mid-Cap Opportunity Fund
Insured Intermediate Tax-Exempt  Utilities Income Fund
Insured Tax Exempt Fund
Investment Grade Fund
High Yield Fund
Multi-State Insured Tax Free Fund
New York Insured Tax Free Fund
Tax-Exempt Money Market Fund
________________________________________________________________________________

Capital gains distributions, if any, are paid annually, usually near the end of the fund's fiscal year. On occasion, more than one capital gains distribution may be paid during one year. Dividend and capital gains distributions are automatically reinvested to purchase additional fund shares unless otherwise instructed. Dividend payments of less than $5.00 are automatically reinvested to purchase additional fund shares.

oBUYING A DIVIDEND

If you buy shares shortly before the record date of the dividend, the entire dividend you receive may be taxable even though a part of the distribution is actually a return of your purchase price. This is called "buying a dividend."

There is no advantage to buying a dividend because a fund's net asset value per share is reduced by the amount of the dividend.

TAX FORMS

TAX FORM                         DESCRIPTION                                            MAILED BY
_________________________________________________________________________________________________
1099-DIV       Consolidated report lists all taxable dividend and capital gains        January 31
               distributions for all of the  shareholder's accounts.  Also includes foreign taxes paid and any federal income tax withheld  due to backup withholding.
_________________________________________________________________________________________________
1099-B         Lists proceeds from all redemptions  including systematic               January
               31 withdrawals and exchanges.  A separate form is issued for each fund account.  Includes amount of federal income tax withheld due to backup withholding.
_________________________________________________________________________________________________
1099-R         Lists taxable distributions from a retirement account. A separate       January 31
               form is issued for each fund account. Includes federal
               income tax withheld due to IRS withholding requirements.
_________________________________________________________________________________________________
5498           Provided to shareholders who made an annual IRA                         May 31
               contribution or rollover purchase. Also provides the account's fair market value as of the last business day of the previous year.
               A separate form is issued for each fund account.
_________________________________________________________________________________________________
1042-S         Provided to non-resident  alien shareholders to report the amount       March 15
                of fund  dividends  paid and the amount of federal taxes
               withheld. A separate form is issued for each fund account.
_________________________________________________________________________________________________
Cost Basis     Uses the "average cost-single category" method to show the cost         January 31
Statement      basis of any shares sold or exchanged.  Information is provided to assist  shareholders in calculating capital gains or losses. A separate statement, included with Form 1099-B, is issued for each fund account.  This statement is not reported to the IRS and does not include money market funds or retirement accounts.
_________________________________________________________________________________________________
Tax Savings    Consolidated report lists all amounts not subject to federal,           January 31
Report for     state and local income tax for all the shareholder's accounts.
Non-Taxable    Also includes any amounts subject to alternative minimum tax.
Income
_________________________________________________________________________________________________
Tax Savings    Provides the percentage of income paid by each fund that may            January 31
Summary        be exempt from state income tax.
_________________________________________________________________________________________________


THE OUTLOOK

Today's strategies for tomorrow's goals are brought into focus in the OUTLOOK, the quarterly newsletter for clients of First Investors Corporation. This informative tool discusses the products and services we offer to help you take advantage of current market conditions and tax law changes. The OUTLOOK'S straight forward approach and timely articles make it a valuable resource. As always, your registered representative is available to provide you with additional information and assistance. Material contained in this publication should not be considered legal, financial, or other professional advice.

                              Principal Underwriter
                           First Investors Corporation
                                 95 Wall Street
                               New York, NY 10005
                                 Transfer Agent
                               Administrative Data
                                Management Corp.
                                 581 Main Street
                              Woodbridge, NJ 07095
                                 1-800-423-4026

                       PART C. OTHER INFORMATION
                       -------------------------

Item 23.   Exhibits
           --------

     (a)     Amended and Restated Declaration of Trust1

     (b)     By-laws1

     (c) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Amended and Restated Declaration of Trust dated October 28, 1986, as amended September 22, 1994, previously filed as Exhibit 99.B1 to Registrant's Registration Statement and
             (b) Articles III and V of Registrant's By-laws, previously filed as
             Exhibit 99.B2 to Registrant's Registration Statement

     (d) Investment Advisory Agreement between Registrant and Executive Investors Management Company, Inc.1

     (e) Underwriting Agreement between Registrant and Executive Investors Corporation1

     (f)     Bonus, profit sharing or pension plans - none

     (g)(i)  Custodian Agreement between Registrant and Irving Trust Company1

        (ii) Custodian Agreement between Executive Investors High Yield Fund and Irving Trust Company1

        (iii)Supplement to Custodian Agreement between Registrant and The Bank of New York1

     (h)(i)  Administration    Agreement    between    Registrant,
             Executive Investors Corporation and Administrative Data Management Corp.1

        (ii) Schedule A to Administration Agreement2

     (i)     Opinion and Consent of Counsel3

     (j)(i)  Consent of Independent Accountants3

        (ii) Powers of Attorney1

     (k)     Financial statements omitted from prospectus -none

     (l)     Initial capital agreements - none

     (m)     Amended and Restated Class A Distribution Plan1

      (n)    Financial Data Schedules3

      (o)    18f-3 Plan - none

----------
1 Incorporated by reference from Post-Effective Amendment No. 17 to Registrant's Registration Statement (File No. 33-10648) filed on April 24, 1996.

2 Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Registration Statement (File No. 33-10648) filed on May 15, 1997.

3 To be filed subsequently.


Item 24.   Persons Controlled by or Under Common Control with Registrant
           -------------------------------------------------------------

           There are no persons controlled by or under common control with the Registrant.


Item 25.   Indemnification
           ---------------

         Indemnification provisions are contained in:

         1.  Article XI,  Sections  1 and  2 of  Registrant's  Declaration  of
Trust;

         2. Paragraph 7 of the Investment Advisory Agreement by and between Executive Investors Management Company, Inc. and Registrant; and

         3. Paragraph 7 of the Underwriting Agreement by and between Executive Investors Corporation and Registrant.

         The general effect of these indemnification provisions will be to indemnify the officers and Trustees of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee or officer of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee's or officer's office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers or persons controlling the Registrant pursuant to the foregoing, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable. See Item 30 herein.


Item 26.   Business and Other Connections of Investment Adviser
           ----------------------------------------------------

           Executive Investors Management Company, Inc. offers investment management services and is a registered investment adviser. Affiliations of the officers and directors of the Investment Adviser are set forth in Part B, Statement of Additional Information, under "Directors or Trustees and Officers."


Item 27.   Principal Underwriters
           ----------------------

     (a) Executive Investors Corporation, Underwriter of the Registrant, is only underwriter for the Trust.



     (b)  The   following   persons  are  the  officers  and  directors  of  the
Underwriter:

                                   Position and                  Position and
Name and Principal                 Office with Executive         Office with
Business Address                   Investors Corporation         Registrant
-----------------                  ---------------------         ---------------

Glenn O. Head                      Chairman                      President
95 Wall Street                     and Director                  and
New York, NY  10005                                              Trustee

Marvin M. Hecker                   President                     None
95 Wall Street
New York, NY  10005

John T. Sullivan                   Director                      Chairman of the
95 Wall Street                                                   Board of
New York, NY 10005                                               Trustees

Joseph I. Benedek                  Treasurer                     Treasurer
581 Main Street
Woodbridge, NJ 07095

Lawrence A. Fauci                  Senior Vice President         None
95 Wall Street                     and Director
New York, NY 10005

Kathryn S. Head                    Vice President                Trustee
581 Main Street                    and Director
Woodbridge, NJ 07095

Louis Rinaldi                      Senior Vice                   None
581 Main Street                    President
Woodbridge, NJ 07095

Frederick Miller                   Senior Vice President         None
581 Main Street
Woodbridge, NJ 07095

Larry R. Lavoie                    Secretary and                 Trustee
95 Wall Street                     General Counsel
New York, NY  10005

Matthew Smith                      Vice President                None
581 Main Street
Woodbridge, NJ 07095

Jeremiah J. Lyons                  Director                      None
56 Weston Avenue
Chatham, NJ  07928

Anne Condon                        Vice President                None
581 Main Street
Woodbridge, NJ 07095

Jane W. Kruzan                     Director                      None
232 Adair Street
Decatur, GA 30030

                                   Position and                  Position and
Name and Principal                 Office with Executive         Office with
Business Address                   Investors Corporation         Registrant
-----------------                  ---------------------         ---------------

Elizabeth Reilly                   Vice President                None
581 Main Street
Woodbridge, NJ 07095

Robert Flanagan                    Vice President-               None
95 Wall Street                     Sales Administration
New York, NY 10005

William M. Lipkus                  Chief Financial Officer      None
581 Main Street
Woodbridge, NJ 07095

     (c)   Not applicable


Item 28.   Location of Accounts and Records
           --------------------------------

           Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, NY 10286.


Item 29.   Management Services
           -------------------

           Not Applicable.


Item 30.   Undertakings
           ------------

           The Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust, Advisory Agreement and Underwriting Agreement in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

           The Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, 22nd on the day of February, 1999.

                                     EXECUTIVE INVESTORS TRUST


                                     By:  /s/ Glenn O. Head
                                          ----------------------
                                           Glenn O. Head
                                           President and Trustee


      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 21 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ Glenn O. Head              Principal Executive
-----------------------------  Officer and Trustee             February 22, 1999
Glenn O. Head

/s/ Joseph I. Benedek          Principal Financial
-----------------------------  and Accounting Officer          February 22, 1999
Joseph I. Benedek

/s/ Kathryn S. Head*           Trustee                         February 22, 1999
-----------------------------
Kathryn S. Head

/s/ Larry R. Lavoie            Trustee                         February 22, 1999
-----------------------------
Larry R. Lavoie

/s/ Herbert Rubinstein*        Trustee                         February 22, 1999
-----------------------------
Herbert Rubinstein

/s/ Nancy Schaenen*            Trustee                         February 22, 1999
-----------------------------
Nancy Schaenen

/s/ James M. Srygley*          Trustee                         February 22, 1999
-----------------------------
James M. Srygley

/s/ John T. Sullivan*          Trustee                         February 22, 1999
-----------------------------
John T. Sullivan

/s/ Rex R. Reed*               Trustee                         February 22, 1999
-----------------------------
Rex R. Reed

/s/ Robert F. Wentworth*       Trustee                         February 22, 1999
-----------------------------
Robert F. Wentworth





*By: /s/ Larry R. Lavoie
     -------------------
      Larry R. Lavoie
      Attorney-in-fact

                           INDEX TO EXHIBITS

Exhibit
Number                 Description
-------                -----------

23(a)                Amended and Restated Declaration of Trust1

23(b)                By-laws1

23(c) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Amended and Restated Declaration of Trust dated October 28, 1986, as amended September 22, 1994, previously filed as Exhibit 99.B1 to Registrant's Registration Statement and (b) Articles III and V of Registrant's By-laws, previously filed as Exhibit 99.B2 to Registrant's Registration Statement

23(d)                Investment   Advisory   Agreement  between Registrant and
                     Executive  Investors  Management Company, Inc.1

23(e) Underwriting Agreement between Registrant and Executive Investors Corporation1

23(f)                Bonus or Profit Sharing Contracts--None

23(g)(i)             Custodian   Agreement  between   Registrant  and
                     Irving Trust Company1

23(g)(ii)            Custodian  Agreement between Executive Investors
                     High Yield Fund and Irving Trust Company1

23(g)(iii)           Supplement to Custodian Agreement between Registrant and
                     The Bank of New York1

23(h)(i)             Administration   Agreement  between  Registrant,
                     Executive Investors Corporation and Administrative Data Management Corp.1

23(h)(ii)            Schedule A to Administration Agreement2

23(i)                Opinion and Consent of Counsel3

23(j)(i)             Consent of independent accountants3

23(j)(ii)            Powers of Attorney1

23(k)                Omitted Financial Statements -- None

23(l)                Initial Capital Agreements -- None

23(m)                Amended and Restated Class A Distribution Plan1

23(n)                Financial Data Schedules3

23(o)                Rule 18f-3 Plan - none

---------------
1 Incorporated by reference from Post-Effective Amendment No. 17 to Registrant's Registration Statement (File No. 33-10648) filed on April 24, 1996.

2 Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Registration Statement (File No. 33-10648) filed on May 15, 1997.

3     To be filed subsequently.